ESC STRATEGIC FUNDS
--------------------------------------------------------------------------------
                                                               November 13, 1998

Dear Shareholders:

Very simply, the six months ended September 30, 1998 were a tumultuous time for investors in both the fixed income and equity markets worldwide. Uncertainty, and at times even fear; dominated the marketplace. Consequently, returns for equity securities across the spectrum for the period can only be described as disappointing.

Nonetheless, despite the gloomy atmosphere, the economy did not spin into free fall. Employment remained strong, inflation non-existent and interest rates low. In short, the fundamentals of the economy remained intact, and the long-term prospects for the markets are still very bright. As a result, the volatility in the marketplace provided us with an opportunity to further strengthen our funds' long-term positioning.

A WARM WELCOME

We're also very pleased to announce that during the period, two of our funds, formerly part of our Multiple Manager Series, were placed under Single Managers:

The ESC Strategic Income Fund is now managed by Cincinnati Asset Management. Founded in 1989, this firm is focused solely on the management of "high performance" fixed income portfolios and with over 50 years of combined experience in the marketplace, has developed a "value-oriented equity approach" to the analysis and management of corporate bond portfolios. During the transition to higher yielding securities, the Fund may be largely invested in cash or cash equivalents.

The ESC Strategic International Equity Fund (formerly known as the ESC Strategic Global Equity Fund) is now managed by Murray Johnstone International. With $7.5 billion under management worldwide, the firm utilizes a top-down style in managing international portfolios -- first selecting the best markets on the basis of sound fundamentals and good value, then picking the blue-chip companies in those markets.

As always, if you'd like more information regarding these funds, including their fees and expenses, you can contact your financial advisor, or call us at 1-800-261-FUND for a prospectus.

TURNING TO THE MARKETS . . .

Clearly, over the past several months, fear has been the dominant theme in the markets. There was fear over the Japanese ability to adjust their economy from post-war rigidity to a truer free market system. There was fear that yet another Asian economy would fall. There was fear that the problems in the Pacific region would impact Latin America -- that Brazil and Mexico would devalue their currencies. And that this, in turn, would impact the U.S. economy. There was also fear of instability in Russia. Fear that our own domestic political drama would grow more intense. Fear that yet another over-leveraged hedge fund would implode. And fear that a global credit crunch would result from any one or all of these factors.

But, perhaps, as the months wore on, what investors feared most was what they might find as they opened their account statements--and this was absolutely understandable. After several years of virtually uninterrupted gains, few were prepared to see the value of their portfolio decline, much less drop dramatically. In many cases, the response was to liquidate investments entirely, or to allocate investment dollars toward the sector which performed the best most recently. As a result, what little favorable market sentiment there was favored large cap U.S. stocks and high quality fixed income instruments. Over the course of the period, small cap and international equities were simply trampled underfoot as investors fled in that direction. As the period ended on September 30, the average stock included in the S&P 500 was down approximately 22% over last year and the average NASDAQ stock had fallen some 40% below its 1998 peak, according to the September 21, 1998 edition of Forbes.

WE EXPECT THE TIDE TO TURN

Thus, the current environment is certainly painful and even terrifying to some. Yet, lest we forget in all of the excitement of the moment, very little has changed in our economy or in the securities held by our funds. Moreover, while we can't predict the future, we do know two things. First, markets anticipate -- and in recent weeks, we have seen signs of this, as smaller cap stocks have strengthened and markets overseas have stabilized to some degree. Second, markets over the long term have historically returned to value -- and we believe stocks beyond the Nifty Fifty Magic Circle and fixed income securities other than Treasuries do certainly offer investors value at this point.

In fact, we believe the small capitalization sector now offers investors simply outstanding value. After two years of neglect, these stocks were at extremely attractive valuations prior to the market's decline -- and now represent even greater opportunity. Few have little, if any, exposure to fallout from markets overseas. And, due in part to the low inflation and low interest rate environment of the past several years, most offer investors strong balance sheets in addition to solid potential. Finally, in times of slowing growth, smaller stocks have always offered investors greater potential for growth than larger capitalization issues. Consequently, while things may seem somewhat bleak at the moment, the long-term prospects, we feel, are very bright.

KEEPING THE FAITH

Nonetheless, the last several months have been very disconcerting ones for all but the most determined long-term investors. As hard as it may seem at times, taking a long-term perspective is now more important than ever -- and has the potential to be profitable. Capitalizing on current valuations, insiders (company directors and officers) are buying their firms' shares at a pace seen only following the '87 market crash, the mini-bear market in '90 -- and in '94-'95, the months just before the strongest four year period in the market's history. Given this, and our economy's fundamental strength, we have every reason to believe that -- as has been the case every time in the past, although remember that past performance is not a guarantee of future results -- stocks will weather this storm and may move even higher in the future. And, very simply, the key for all investors is to sit tight.

IN CLOSING . . .

In the pages that follow, you will find a detailed discussion of the performance of each of the ESC Strategic Funds during the six months ended September 30, 1998. We urge you to read this report closely.

Finally, we would like to thank you for your continued confidence in us. We look forward to providing you with superior investment management and service to meet your investment needs now and in the future. If you would like a prospectus, have any questions or require any assistance, we can, as always, be reached at 1-800-261-FUND.

                                               Sincerely,

                                               /s/ W. Howard Cammack, Jr.

                                               W. Howard Cammack, Jr.
                                               Chairman

Shares of the ESC Strategic Funds are not deposits or obligations of, or guaranteed or endorsed by SunTrust Bank, any of its affiliates or the distributor. Shares are NOT FDIC INSURED nor are they insured by any other government agency. An investment in the funds involves investment risk, including possible loss of principal. For more complete information on any of the ESC Strategic Funds, including fees, expenses and sales charges, please call 1-800-261-FUND for a free prospectus. Please read the prospectus carefully before investing or sending money. BISYS Fund Services is the distributor for the ESC Strategic Funds.

ESC STRATEGIC SMALL CAP FUND(1) Regardless of fundamentals or potential and across all sectors, investors sold small cap stocks indiscriminately as they fled to quality during the six months ended September 30, 1998. Rationally, it was clear that smaller capitalization companies had very little exposure to currency problems overseas or international markets(1) But, as events unfolded, investor pessimism hit unprecedented highs and selling became emotional. Liquidity and safety became investors' prime concerns -- and market sentiment favored larger capitalization issues, and even they lost ground as emotions reached a peak in August. But, the storm hit the small caps the hardest -- by the period's end, stocks with market caps under $250 million had fallen some 60% on average, according to Salomon Brothers, Smith Barney.

Carefully managed throughout the period, the Fund did not suffer this dramatically. Nonetheless, with stocks with market caps of $300 million on average, the portfolio was impacted by what was clearly a bear market for small cap issues in the third quarter of '98. The Fund posted a return of -31.74%, Class A, without the sales charge, for the six-month period ended September 30, 1998.

DRAMATICALLY OVERSOLD AND WOEFULLY UNDERVALUED Battered and bloodied, the small cap sector was so oversold and undervalued by the period's end we believed it was unlikely to go lower -- and presented opportunities too attractive to ignore any longer. As a result, in recent weeks, we've seen the sector strengthen and even take back some ground. In the months ahead, we expect to see this trend continue.

Expectations for an explosive move upward in the near-term, however, may be unrealistic given the uncertainty of the environment and investors' preference for safety and liquidity. Inevitably, however, the environment and sentiment will change -- and, having taken full advantage of this buying opportunity of the past several months, we believe the Fund is very well positioned for the day it does.

Past performance is no guarantee of future results.

ESC STRATEGIC GROWTH FUND Global financial turmoil and fears concerning the potential impact on the U.S. economy created an unprecedented liquidity crunch during the six months ended September 30, 1998 -- a crunch that sent stocks spiraling downward. Damage was evident across the spectrum, but nowhere was it as dramatic as in the small cap sector. Between its high on April 22, 1998 to the low on September 1, 1998, the Russell 2000 Index(2) declined an astonishing 31.8%.

Ironically, however, this happened in spite of the fact that the fundamentals of small cap companies in general, and of the Fund's holdings specifically have never been stronger. During the third quarter of '98, 80% of the Fund's top holdings exceeded earnings expectations. Hard facts, however, had little impact on a market where selling had become emotional. For the six months ended September 30, 1998, the Fund posted a total return of -32.09%, Class A, without the sales charge.

Past performance is no guarantee of future results.

ON THE COMEBACK TRAIL Eventually, however, the market historically has returned to value -- and extremely oversold as the fourth quarter opened, the small cap sector offered investors opportunities simply too attractive to ignore. Consequently, in recent weeks, we've seen the beginnings of a bounce back, or at least, strong indications that the worst is over.

As a result, we are cautiously optimistic about the prospects for the sector in the months ahead. Given this, we have capitalized on several very attractive opportunities in the infrastructure, security services and healthy living (vitamins and nutritional supplements) sectors in recent weeks. And, in the weeks ahead, we expect to take a closer look at the sectors most beaten up over the summer, such as technology and energy.

---------------

(1)Small Cap stocks historically have experienced a greater degree of market volatility and have a higher risk of failure than large cap stocks.

(2)The Russell 2000 Index is an unmanaged index generally representative of small cap securities.

ESC STRATEGIC VALUE FUND Like a Category 4 hurricane, the storm from Asia slammed into the world's financial markets -- and wreaked havoc during the six months ended September 30, 1998. Damage was apparent across the spectrum and in all sectors -- growth stocks, value stocks, large caps, small caps and international stocks -- all suffered to some degree. By the end of August, the average NYSE and NASDAQ stock had declined some 37%.

Our contrarian/value investment philosophy was sorely tested over the course of the period. But, we believe the key to successful investing is having the discipline to stick to the strategy in all market environments. Historically, the markets have handsomely rewarded such investors for their pain and suffering. Nonetheless, the period was a very disappointing and frustrating one. Over the course of the six months ended September 30, 1998, the Fund produced a total return of -25.72%, Class A, without the sales charge.

STANDING STRONG In recent weeks, many of the situations that so frightened investors earlier in the year have calmed. Asia's rate of decline has slowed, or possibly, even flattened out. The Russian economy, while still very shaky, is no longer in complete free fall. And, in an effort to spark activity in markets overseas, the U.S. Federal Reserve has cut interest rates twice. As a result, the stock market has firmed and even gained back some of the ground lost.

Given this, while we aren't completely out of the woods yet, we believe the worst may be over. But uncertainty lingers -- so new highs are rather unlikely in the near-term. Long-term, however, we believe prospects remain extremely bright for the markets in general, and our holdings in particular. Which is why we have no plans to change our strategy -- we believe it is a proven one. And we know "you've gotta dance with who brung ya" to succeed over the long-term.

Past performance is no guarantee of future results.

ESC STRATEGIC INCOME FUND Fear that the Asian contagion would spread and slow the U.S. economy put downward pressure on the fixed income markets during the six months ended September 30, 1998. Liquidity dried up and pain was felt across the spectrum -- and as it radiated, momentum players began to leave the marketplace. The situation was exacerbated by the public failure of a Long Term Capital hedge fund in the third quarter. Better quality securities were bid down aggressively, and the markets for lower quality securities dropped significantly. As a result, over the course of the period, the average high yield fund lost -6.92% as measured by Lipper Analytical Services' average of all high yield funds. With no foreign exposure, no paper from start-ups or financial institutions and no private placements and invested primarily in securities rated B or better and issued by larger companies in the U.S. and Canada, the Fund's results were better, but still disappointing. For the period, it posted a total return of 2.42%, Class A, without the sales charge.

A TIME OF OPPORTUNITY Given the current global situation and indications that our own economy is weakening, we expect the markets to be somewhat illiquid and to favor high quality in the months ahead. Even high quality securities may continue to feel downward pressure. Refusing to chase yield and remaining focused on preserving capital, however, will lessen downside risks.

Moreover, such a market environment often provides very attractive opportunities. For instance, many high quality "museum" pieces (high quality core holdings) are now finding their way to market -- and selling at very attractive prices -- as over-leveraged hedge funds and others unwind their positions and cover their losses. In recent weeks we have been capitalizing on such opportunities, and in the months ahead, we will continue to do so. As a result, while the months ahead may be rough, we believe it will be a time of real opportunity for those of us focused on quality.

Past performance is no guarantee of future results.

ESC STRATEGIC APPRECIATION FUND Aftershocks from the financial quake that struck Asia last year finally reached developed markets in Europe and the United States over the summer months. Fallout from the political and economic turmoil in Russia simply added fuel to the fire. As a result, equity markets worldwide dropped -- and all but the most defensive stocks were battered. Moreover, because liquidity and safety were investors' primary concern, smaller capitalization issues and international equities took the most significant hits -- and by the end of the period reflected the impact of events, and a great deal of future uncertainty, rather than value, earnings or potential.

As a result, the six months ended September 30, 1998 were extremely frustrating and returns disappointing for all but the most conservative investors. For the period, the Fund posted a total return of -25.70%, Class A, without the sales charge.

WE EXPECT SENTIMENT TO CHANGE Given their extremely attractive relative valuations, low exposure to global economic pressures, and prolonged relative underperformance cycle, we believe that small cap stocks may be poised for a period of relative outperformance. Moreover, earnings do ultimately drive the markets -- and the earnings story for small cap stocks is now truly compelling. In the year ahead, the earnings of smaller capitalization companies are expected to grow, on average, some 20% -- as opposed to estimates for S&P companies which are estimated to be flat or even declining.

In short, we believe that prices of small stocks represent exceptional value at current levels unless the United States enters a prolonged and exceptionally deep recession. We do not believe we are entering such a period. On a relative basis, small stocks have not been this cheap in over thirty-five years. Or the potential rewards been so great in comparison to the risks. Now is the time, we believe, to consider allocating additional money to small caps.(3)

Past performance is no guarantee of future results.

ESC STRATEGIC INTERNATIONAL EQUITY FUND(4) Volatility reigned in markets worldwide during the six months ended September 30, 1998. Early on, concerns centered on emerging markets and the meltdown in Russia. Then, as the period wore on, the focus shifted to the impact that these events would have on other economies worldwide. Taking a realistic look at the situation, analysts downgraded profits and their forecasts turned more cautious. Hearing this, investors looked for the exits and selling put markets under pressure. The implosion of a large hedge fund, added fuel to the fire as the period drew to a close.

Consequently, it was a difficult time for virtually all but the most conservative investors worldwide. For the six months ended September 30, 1998, the EAFE(5) Index fell 14.15%, and the World Index closed 11.95% lower. Like the vast majority of funds with overseas exposures, the Fund also lost ground, posting a total return of -21.23%, Class A, without the sales charge, for the period ended September 30, 1998.

SENTIMENT CHANGING With profit expectations downgraded and fears of deflation somewhat allayed for the moment, markets worldwide are now closer to reasonable value. Yet, just as they have a tendency to overshoot on the upside, they overshoot on the downside as well. Given the volatile atmosphere, we believe that this is the situation we're currently seeing. At the same time, however, markets and investors always seek value -- and in some areas of the world, indications of this are beginning to appear.

Moreover, the recent cut in rates by the U.S. Federal Reserve should lead to even lower rates by the end of the year. This will help restore stability to the financial markets. As a result, we expect to see sentiment shift in the months ahead -- and that the earliest beneficiaries of the turnaround will be Japan, Hong Kong, Singapore, Australia, and New Zealand.

Past performance is no guarantee of future results.

---------------

(3) Small Cap stocks historically have experienced a greater degree of market volatility and have a higher risk of failure than large cap stocks.

(4) International investing is subject to certain factors such as currency exchange rate volatility, possible political, social or economic instability, foreign taxation, and differences in auditing and other financial standards.

(5) The EAFE Index, Europe, Asia and Far East Index is an unmanaged index generally representative of international stocks.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND
Portfolio of Investments -- September 30, 1998 (Unaudited)

 CREDIT                         PRINCIPAL        MARKET
RATING #                          AMOUNT          VALUE
--------                        ---------        ------
           CORPORATE OBLIGATIONS -- 28.5%
           CHEMICALS -- 1.0%
B1/B+      Pioneer Americas
             Acquisition,
             9.25%,
             6/15/2007......... $  290,000     $   233,450
                                               -----------
           FOOD PRODUCTS -- 3.6%
B1/B+      Chiquita Brands,
             9.63%, 1/15/2004..    250,000         254,375
B3/B-      Envirodyne
             Industries,
             10.25%,
             12/1/2001.........    290,000         275,500
B3/B+      Fleming Co., 10.63%,
             7/31/2007,
             Callable 7/31/2002
             @ 105.31..........    290,000         287,100
                                               -----------
                                                   816,975
                                               -----------
           FOREST PRODUCTS & PAPERS -- 0.9%
B1/B+      Doman Industries
             Ltd., 8.75%,
             3/15/2004.........    290,000         200,100
                                               -----------
           GAMING -- 0.8%
B2/B       Hollywood Park,
             Inc., 9.50%,
             8/1/2007..........    180,000         172,800
                                               -----------
           GENERAL INDUSTRIES &
             MANUFACTURING -- 3.6%
B3/B       Envirosource, Inc.,
             9.75%, 6/15/2003..    290,000         261,000
B3/B-      International Wire
             Group, 11.75%,
             6/1/2005..........    250,000         256,250
B1/B+      Nortek, Inc., 9.13%,
             9/1/2007, Callable
             9/1/2002 @104.56..    290,000         284,200
                                               -----------
                                                   801,450
                                               -----------
           MANUFACTURING -- CONSUMER
             GOODS -- 1.3%
B2/B       Applied Extrusion
             Tech., 11.50%,
             4/1/2002..........    300,000         301,500
                                               -----------
           MEDIA -- CABLE -- 2.4%
B1/B       Helicon Group, Inc.,
             11.00%,
             11/1/2003.........    250,000         260,000
B2/B       Intermedia Capital
             Partners, 11.25%,
             8/1/2006..........    250,000         278,750
                                               -----------
                                                   538,750
                                               -----------

 CREDIT                         PRINCIPAL        MARKET
RATING #                          AMOUNT          VALUE
--------                        ---------        ------
           MEDIA -- NON CABLE -- 4.5%
B3/B-      Allbritton
             Communications,
             9.75%,
             11/30/2007........ $  290,000     $   294,350
B3/B-      Citadel Broadcasting
             Corp., 10.25%,
             7/1/2007..........    250,000         268,750
B3/B-      Gray Communications
             Systems, 10.63%,
             10/1/2006,
             Callable 10/1/2001
             @ 105.31..........    200,000         210,500
B3/B       Outdoor
             Communications,
             Inc., 9.25%,
             8/15/2007.........    230,000         234,600
                                               -----------
                                                 1,008,200
                                               -----------
           OIL & GAS -- 3.1%
B1/B+      Dawson Production
             Services, 9.38%
             2/1/2007..........    290,000         289,275
B3/B-      Kelley Oil & Gas
             Corp., 10.38%,
             10/15/2006,
             Callable
             10/15/2001 @
             105.19............    160,000         132,800
B2/B-      Plains Resources,
             Inc., 10.25%,
             3/15/2006.........    290,000         278,400
                                               -----------
                                                   700,475
                                               -----------
           OIL & GAS TRANSMISSION -- 1.0%
B2/B+      Petroleum Heat &
             Power, 12.25%,
             2/1/2005..........    245,000         235,200
                                               -----------
           TELECOMMUNICATIONS -- 2.2%
B2/B       Paging Network,
             10.00%,
             10/15/2008,
             Callable
             10/15/2001 @
             105...............    250,000         248,125
Ba3/BB+    Roger Cantel Mobile,
             Inc., 9.38%,
             6/1/2008, Callable
             6/1/2003 @
             104.69............    250,000         255,000
                                               -----------
                                                   503,125
                                               -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND
Portfolio of Investments (continued) -- September 30, 1998 (Unaudited)

 CREDIT                         PRINCIPAL        MARKET
RATING #                          AMOUNT          VALUE
--------                        ---------        ------
           CORPORATE OBLIGATIONS (CONTINUED)
           TEXTILES -- 2.3%
B3/B       Delta Mills, Inc.,
             9.63%, 9/1/2007... $  290,000     $   269,700
B3/B       Hartmarx Corp.,
             10.88%,
             1/15/2002.........    250,000         255,000
                                               -----------
                                                   524,700
                                               -----------
           TRANSPORTATION -- 1.8%
Caa3/C     Ameritruck
             Distribution,
             12.25%,
             11/15/2005,
             Callable
             11/15/2000 @
             106.25............    290,000          87,000
B3/B-      Greyhound Lines,
             11.50%,
             4/15/2007.........    290,000         307,400
                                               -----------
                                                   394,400
                                               -----------
           TOTAL CORPORATE OBLIGATIONS           6,431,125
                                               -----------
           PREFERRED STOCKS -- 1.2%
           MEDIA -- NON CABLE -- 1.2%
B2/B       Primedia Corp.......      2,900         278,400
                                               -----------
           TOTAL PREFERRED STOCKS                  278,400
                                               -----------

                                                 MARKET
                                                  VALUE
                                                 ------
           SHORT-TERM INVESTMENTS -- 69.8%
           CASH SWEEP ACCOUNT -- 69.8%
           Union Bank of
             California........                $15,713,494
                                               -----------
           TOTAL SHORT-TERM INVESTMENTS...      15,713,494
                                               -----------
           TOTAL INVESTMENTS -- 99.5%
           (COST $22,977,527)(1)..........      22,423,019
           OTHER ASSETS AND LIABILITIES
             (NET) -- 0.5%                         108,095
                                               -----------
           NET ASSETS  -- 100.0%..........     $22,531,114
                                               -----------
                                               -----------
Percentages indicated are based on net assets.
(1) The cost of securities for Federal income tax purposes
    is substantially the same.
#  See page 19 for Credit Ratings.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INTERNATIONAL EQUITY FUND**
Portfolio of Investments -- September 30, 1998 (Unaudited)

                                                  MARKET
 SHARES                              COST          VALUE
 ------                           -----------   -----------
           COMMON STOCKS -- 95.7%
           AEROSPACE & MILITARY TECHNOLOGY -- 0.8%
   14,300  British Aerospace
             PLC ................ $    92,937   $    86,756
                                  -----------   -----------
           AUTOMOTIVE -- 2.8%
    4,444  Volkswagen............     393,828       323,059
                                  -----------   -----------
           BANKING -- 7.1%
    2,500  Abbey National PLC....      45,014        43,080
   11,816  Allied Irish Banks
             PLC.................      56,263       173,994
    2,900  Banco Frances Del Rio
             de La Plata, S.A.,
             ADR*................      65,399        56,188
   25,000  Banco Rio De La
             Plata...............     294,451       212,499
    2,500  Barclays PLC, ORD.....      63,615        40,658
    7,000  Credicorp Ltd.........      99,435        51,188
   35,000  Standard Bank.........     159,282        72,024
   12,000  Sumitomo Bank Ltd.....     142,332        83,750
    7,000  Uniano De Banks
             Brasileiros.........     258,687        94,500
                                  -----------   -----------
                                    1,184,478       827,881
                                  -----------   -----------
           BEVERAGES -- 1.7%
    4,000  Embotelladora Andina,
             ADR.................      93,237        55,000
    7,000  Fomento Economico,
             ADR.................     231,902       137,375
                                  -----------   -----------
                                      325,139       192,375
                                  -----------   -----------
           BUILDING MATERIALS -- 2.9%
   26,300  BPB Industries PLC....     147,167       105,479
    2,504  Lafarge...............     261,152       221,592
        1  Williams Holdings
             PLC.................           5             5
                                  -----------   -----------
                                      408,324       327,076
                                  -----------   -----------
           CHEMICALS -- 1.8%
    7,000  Quimica y Minera Chile
             S.A., ADR...........     260,849       203,875
                                  -----------   -----------
           COMPUTER EQUIPMENT -- 0.8%
   10,000  Mysis PLC.............      95,797        88,199
                                  -----------   -----------
           CONSTRUCTION -- 0.5%
    9,000  Empresas ICA S.A.,
             ADR*................     134,559        52,875
                                  -----------   -----------

                                                  MARKET
 SHARES                              COST          VALUE
 ------                           -----------   -----------
           DIVERSIFIED -- 0.9%
   13,394  Barlow Ltd............ $   143,653   $    50,113
   26,000  Beijing Enterprises...     103,628        27,683
    2,700  Grupo Imsa S.A.,
             ADR.................      57,265        26,325
                                  -----------   -----------
                                      304,546       104,121
                                  -----------   -----------
           ENERGY -- 2.6%
   25,000  Companhia Paranaense
             De Energia-Copel
             ADR.................     256,532       159,375
    1,051  Total S.A.............      90,234       132,388
                                  -----------   -----------
                                      346,766       291,763
                                  -----------   -----------
           ENGINEERING -- 3.3%
    4,163  Mannesmann AG.........     263,571       382,337
                                  -----------   -----------
           FINANCIAL SERVICES -- 4.8%
   17,000  Big Bank Gdanski S.A.,
             GDR.................     247,499       221,241
    2,644  Ing Groep N.V.........     196,197       119,080
   10,712  Lloyds TSB Group
             PLC.................     131,599       119,691
    2,000  Promise Co. Ltd.......      88,446        90,361
                                  -----------   -----------
                                      663,741       550,373
                                  -----------   -----------
           FOOD PRODUCTS -- 3.1%
    5,000  Cadbury Schweppes PLC,
             ORD.................      42,554        64,747
   15,000  Companhia Brasileira
             De Distribuicao
             Grupo...............     243,932       197,427
   47,000  Marudai Food Co.
             Ltd.................     123,693        93,227
                                  -----------   -----------
                                      410,179       355,401
                                  -----------   -----------
           FOREST PRODUCTS & PAPERS -- 0.7%
    8,000  Grupo Industrial
             Durango S.A., ADR...      78,212        43,500
    6,800  Maderas y Sinteticos,
             ADR.................      95,857        35,700
                                  -----------   -----------
                                      174,069        79,200
                                  -----------   -----------
           INDUSTRIAL -- 3.0%
    8,000  Bridgestone Corp.
             ORD.................     188,778       161,622
   50,000  Inax Corp.............     197,101       179,254
                                  -----------   -----------
                                      385,879       340,876
                                  -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INTERNATIONAL EQUITY FUND**
Portfolio of Investments (continued) -- September 30, 1998 (Unaudited)

                                                  MARKET
 SHARES                              COST          VALUE
 ------                           -----------   -----------
           COMMON STOCKS (CONTINUED)
           INDUSTRIAL HOLDING COMPANY -- 1.8%
   23,000  Hutchison Whampoa
             Ltd................. $   110,782   $   121,107
    3,000  Sonae Investimentos-
             Sociedade Gestora de
             Paticipacoes Sicais,
             S.A.................      91,573        87,458
                                  -----------   -----------
                                      202,355       208,565
                                  -----------   -----------
           INSURANCE -- 11.2%
    3,259  Aegon N.V.............     293,224       258,117
      685  Allianz AG Holdings...     173,548       211,891
    1,618  AXA Co................      84,600       148,093
      644  Fortis AG.............     121,277       158,713
    5,000  Liberty Life
             Association of
             Africa Ltd..........     139,674        75,765
      183  Marschollek
             Lautenshlaeger......      65,073        92,849
   18,500  Norwich Union PLC.....     126,605       144,462
      397  Zurich Allied AG*.....     234,611       197,021
                                  -----------   -----------
                                    1,238,612     1,286,911
                                  -----------   -----------
           LEISURE & GAMING -- 0.4%
   12,200  Ladbroke Group PLC,
             ORD.................      47,896        45,508
                                  -----------   -----------
           MANUFACTURING -- 0.4%
   21,000  Shanghai Industrial
             Holdings Ltd........     102,526        42,008
                                  -----------   -----------
           MANUFACTURING -- CONSUMER
             GOODS -- 1.5%
    5,000  Fuji Photo Film
             Ltd.................     186,184       172,642
                                  -----------   -----------
           MERCHANDISING -- 2.3%
    1,791  Pinault Printemps
             Redo................     280,546       258,833
                                  -----------   -----------
           METALS -- DIVERSIFIED -- 1.2%
   19,000  Tubos De Acero De
             Mex.................     258,491       137,750
                                  -----------   -----------
           MINING -- 0.9%
    3,700  Madeco S.A............      93,503        25,438
   24,000  Sumitomo Metal &
             Mining..............     103,517        75,991
                                  -----------   -----------
                                      197,020       101,429
                                  -----------   -----------
           OFFICE EQUIPMENT & SERVICES --1.5%
   18,000  Ricoh Company, Ltd....     230,068       166,618
                                  -----------   -----------
           OFFICE/BUSINESS EQUIPMENT -- 1.4%
   18,000  Fujitsu Ltd...........     196,077       156,039
                                  -----------   -----------

                                                  MARKET
 SHARES                              COST          VALUE
 ------                           -----------   -----------
           OIL & GAS TRANSMISSION -- 0.7%
    4,000  Magyar Olaj-Es
             Gazipari
            Reszvenytar -- GDR... $    65,000   $    76,200
                                  -----------   -----------
           OIL/GAS -- 2.8%
   18,000  Petroleo Brasileiro
             S.A., ADR...........     254,250       184,518
   22,900  Shell Transport &
             Trading Co..........     160,761       138,639
                                  -----------   -----------
                                      415,011       323,157
                                  -----------   -----------
           OIL/GAS EXPLORATION -- 1.3%
    9,233  Petroleum
             Geo-Services*.......     230,373       146,574
                                  -----------   -----------
           PACKAGING -- 1.1%
    4,430  Buhrmann N.V..........      92,733        82,494
    3,800  Cristalerias de Chile,
             ADR.................      87,985        43,700
                                  -----------   -----------
                                      180,718       126,194
                                  -----------   -----------
           PHARMACEUTICALS -- 4.2%
    2,520  Gedeon Richter, GDR...     113,605        74,340
      112  Novartis AG...........     121,291       179,532
    1,796  Rhone Poulenc S.A.,
             ORD.................      80,826        75,303
   13,300  SmithKline Beecham
             PLC.................     146,524       146,800
                                  -----------   -----------
                                      462,246       475,975
                                  -----------   -----------
           PUBLISHING & PRINTING -- 3.1%
   14,000  Singapore Press
             Holdings Ltd........     131,527       116,340
    5,650  VNU-Verenigde
             Nederlandse
            Uitgeversbedrijven...      71,300       233,184
                                  -----------   -----------
                                      202,827       349,524
                                  -----------   -----------
           REAL ESTATE -- 1.2%
   60,000  City Development......     157,126       131,773
                                  -----------   -----------
           RETAIL -- 1.0%
    7,000  Makro Atacadista S.A.,
             ADR.................      99,750        49,019
   13,900  Safeway PLC...........      83,962        65,727
                                  -----------   -----------
                                      183,712       114,746
                                  -----------   -----------
           RETAIL -- GENERAL MERCHANDISE --
             1.5%
   18,800  Kingfisher............     129,524       174,440
                                  -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INTERNATIONAL EQUITY FUND**
Portfolio of Investments (continued) -- September 30, 1998 (Unaudited)

                                                  MARKET
 SHARES                              COST          VALUE
 ------                           -----------   -----------
           COMMON STOCKS (CONTINUED)
           TELECOMMUNICATION EQUIPMENT -- 1.3%
    4,000  Matsushita
             Communications...... $   125,507   $   143,991
                                  -----------   -----------
           TELECOMMUNICATION SERVICES -- 2.4%
   70,000  China Telecom.........     107,581       110,215
       23  Nippon Telephone &
             Telegraph...........     196,551       168,124
                                  -----------   -----------
                                      304,132       278,339
                                  -----------   -----------
           TELECOMMUNICATIONS -- 14.4%
    8,600  British
             Telecommunications
             PLC.................     106,553       115,896
    2,000  Portugal Telecom
             S.A.................      43,443        72,716
    5,800  SPT Telekom A.S.......      71,794        74,892
   10,000  Telecom Argentina,
             ADR*................     320,306       296,875
   60,000  Telecom Corp. of New
             Zealand Ltd.........     220,459       229,730
   44,426  Telecom Italia Mobile
             SpA.................     172,031       258,875
   17,688  Telecom Italia SpA....      91,894       121,759
    6,609  Telefonica de
             Espana..............     268,911       240,979
   10,000  Telefonica del Peru
             S.A., ADR...........     214,671       122,500
   10,700  Vodafone ORD..........     150,139       124,194
                                  -----------   -----------
                                    1,660,201     1,658,416
                                  -----------   -----------

                                                  MARKET
 SHARES                              COST          VALUE
 ------                           -----------   -----------
           WHOLESALE & INTERNATIONAL TRADE -- 1.3%
   37,000  Mitsui & Co. ORD...... $   225,699   $   152,762
                                  -----------   -----------
           TOTAL COMMON STOCKS     12,726,513    10,934,561
                                  -----------   -----------
           PREFERRED
             STOCKS -- 1.9%
           ELECTRIC
             UTILITY -- 1.9%
   10,000  Cemig Sa..............     232,813       221,136
                                  -----------   -----------
           TOTAL PREFERRED
             STOCKS..............     232,813       221,136
                                  -----------   -----------
           TOTAL INVESTMENTS --
             97.6%............... $12,959,326    11,155,697
                                  ===========
           OTHER ASSETS AND
             LIABILITIES (NET) --
             2.4%................                   278,466
                                                -----------
           NET ASSETS --100.0%...               $11,434,163
                                                ===========
Percentages indicated are based on net assets.
(1) The cost of securities for Federal income tax purposes
  is substantially the same.
 * Represents non-income producing security.
** See page 19 for Concentration by Country.
ADR--American Depository Receipts.
GDR--Global Depository Receipts/Shares.
ORD--Ordinary.
PLC--Public Limited Company.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC SMALL CAP FUND
Portfolio of Investments -- September 30, 1998 (Unaudited)

                                                  MARKET
  SHARES                            COST          VALUE
  ------                            ----          ------
             COMMON STOCKS -- 81.8%
             AUTO-RELATED -- 4.3%
    106,500  Sonic Automotive,
               Inc.*..........  $  1,261,976   $  2,110,031
    132,000  Wynn's
               International,
               Inc............     1,690,179      2,466,750
                                ------------   ------------
                                   2,952,155      4,576,781
                                ------------   ------------
             BUILDING MATERIALS -- 2.3%
    301,100  International
               Comfort
               Products
               Corp.*.........     1,712,803      2,465,256
                                ------------   ------------
             BUSINESS SERVICES -- 1.6%
    111,600  Aaron Rents, Inc.     1,527,676      1,674,000
                                ------------   ------------
             COMMERCIAL SERVICES -- 8.0%
    180,000  Group Maintenance
               America
               Corp.*.........     2,520,000      2,598,750
    100,000  Regis Corp.           2,348,750      3,149,999
    143,600  Wackenhut Corp.,
               Class B........     3,161,209      2,710,450
                                ------------   ------------
                                   8,029,959      8,459,199
                                ------------   ------------
             COMPUTER SOFTWARE -- 0.8%
     80,000  3DFX Interactive,
               Inc.*..........     1,527,937        900,000
                                ------------   ------------
             COMPUTERS -- 1.8%
     57,350  Zebra
               Technologies
               Corp.*.........     1,529,569      1,921,225
                                ------------   ------------
             CONSTRUCTION -- 2.8%
    133,000  Benchmark
               Electronics,
               Inc.*..........     2,032,417      3,034,063
                                ------------   ------------
             DISTRIBUTION -- 1.6%
    113,700  Pameco Corp.*....     1,919,020      1,762,350
                                ------------   ------------
             ELECTRICAL & ELECTRONICS --1.5%
     99,200  Electro
               Scientific
               Industries,
               Inc.*..........     2,609,720      1,574,800
                                ------------   ------------
             ELECTRICAL EQUIPMENT -- 2.9%
     30,000  Kemet Corp.*.....       572,025        333,750
     85,000  Kuhlman Corp.....     2,533,606      2,757,188
                                ------------   ------------
                                   3,105,631      3,090,938
                                ------------   ------------

                                                  MARKET
  SHARES                            COST          VALUE
  ------                            ----          ------
             ELECTRONIC COMPONENTS/
               INSTRUMENTS -- 5.3%
     50,000  Kulicke & Soffa
               Industries,
               Inc.*..........  $    829,000   $    681,250
    125,300  PCD, Inc.*.......     2,341,737      1,566,250
    104,000  Plexus Corp.*....     1,916,819      2,014,999
    175,000  Power-One,
               Inc.*..........     2,302,500      1,290,625
                                ------------   ------------
                                   7,390,056      5,553,124
                                ------------   ------------
             ELECTRONICS -- 3.9%
    140,000  ADE Corp.*.......     3,048,936      1,365,000
    182,100  FEI Co.*.........     1,907,816      1,456,800
    100,000  Power
               Integrations,
               Inc.*..........     1,105,158      1,356,250
                                ------------   ------------
                                   6,061,910      4,178,050
                                ------------   ------------
             ENTERTAINMENT -- 2.4%
    137,700  Speedway
               Motorsports,
               Inc.*..........     2,545,723      2,599,088
                                ------------   ------------
             ENVIRONMENTAL -- 0.9%
    146,200  Newpark
               Resources,
               Inc.*..........     1,590,486      1,005,125
                                ------------   ------------
             FINANCIAL SERVICES -- 0.8%
    113,900  Amresco, Inc.*...     2,047,344        854,250
                                ------------   ------------
             FOOD SERVING -- 3.7%
    205,666  Worthington
               Foods, Inc.....     3,434,489      3,984,779
                                ------------   ------------
             HEALTH & PERSONAL CARE -- 0.9%
    110,000  Natrol, Inc.*....     1,623,750        976,250
                                ------------   ------------
             INVESTMENT COMPANY -- 2.7%
    139,800  Allied Capital
               Corp...........     3,022,522      2,481,450
    110,000  Sirrom Capital
               Corp...........     1,196,447        426,250
                                ------------   ------------
                                   4,218,969      2,907,700
                                ------------   ------------
             MANUFACTURING -- 0.7%
    113,100  Asyst
               Technologies,
               Inc.*..........     1,756,949        791,700
                                ------------   ------------
             MANUFACTURING -- CAPITAL
               GOODS -- 3.0%
     75,000  Astec Industries,
               Inc.*..........     2,490,000      3,196,875
                                ------------   ------------
             MEDICAL SUPPLIES -- 1.7%
    100,000  Res-Care,
               Inc.*..........     1,001,264      1,875,000
                                ------------   ------------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC SMALL CAP FUND
Portfolio of Investments (continued) -- September 30, 1998 (Unaudited)

                                                  MARKET
  SHARES                            COST          VALUE
  ------                            ----          ------
             COMMON STOCKS (CONTINUED)
             METALS -- DIVERSIFIED -- 3.4%
    114,300  Quanex Corp......  $  3,392,877   $  2,264,568
     65,000  Wolverine Tube,
               Inc.*..........     2,016,552      1,369,063
                                ------------   ------------
                                   5,409,429      3,633,631
                                ------------   ------------
             NUTRITION & VITAMIN PRODUCTS -- 3.3%
    100,000  Twinlab Corp.*...     1,440,769      2,562,500
    175,000  Weider Nutrition
               International,
               Inc............     1,949,885      1,017,188
                                ------------   ------------
                                   3,390,654      3,579,688
                                ------------   ------------
             OIL/GAS EQUIPMENT -- 1.0%
     90,000  National-Oilwell,
               Inc.*..........     1,782,330      1,113,750
                                ------------   ------------
             OIL/GAS SERVICES -- 1.6%
     80,000  Patterson Energy,
               Inc.*..........       773,386        530,000
     70,500  Veritas DGC,
               Inc.*..........     1,368,405      1,176,469
                                ------------   ------------
                                   2,141,791      1,706,469
                                ------------   ------------
             PHARMACEUTICALS -- 2.7%
     74,300  Medicis
               Pharmaceutical
               Corp., Class
               A*.............     1,917,322      2,944,137
                                ------------   ------------
             PIPELINES -- 1.0%
    125,000  Shaw Group,
               Inc.*..........     2,723,604      1,078,125
                                ------------   ------------
             REAL ESTATE -- 2.6%
    183,700  Intrawest
               Corp...........     3,243,714      2,812,906
                                ------------   ------------
             REAL ESTATE INVESTMENT TRUST -- 0.8%
     50,000  Prison Realty
               Trust..........     1,581,689        900,000
                                ------------   ------------
             RESTAURANTS -- 3.2%
    140,000  Apple South,
               Inc............     2,009,567      1,557,500
    110,000  Logan's
               Roadhouse,
               Inc.*..........     2,011,013      1,842,500
                                ------------   ------------
                                   4,020,580      3,400,000
                                ------------   ------------
             RETAIL -- 1.2%
    311,000  Compucom Systems,
               Inc.*..........     2,537,532      1,244,000
                                ------------   ------------

PRINCIPAL/                                        MARKET
  SHARES                            COST          VALUE
----------                          ----          ------
             RETAIL -- DEPARTMENT STORE -- 1.1%
     70,000  Elder-Beerman
               Stores
               Corp.*.........  $  1,415,938   $  1,216,250
                                ------------   ------------
             RETAIL -- GENERAL MERCHANDISE -- 0.8%
     80,000  Cash America
               International,
               Inc............       906,763        890,000
                                ------------   ------------
             RETAIL -- SPECIALTY LINE --1.4%
     70,000  Eagle Hardware &
               Garden,
               Inc.*..........     1,527,875      1,518,125
                                ------------   ------------
             SERVICES -- 1.3%
     60,000  Kroll-O'Gara
               Co.*...........     1,314,688      1,402,500
                                ------------   ------------
             TECHNOLOGY -- 1.8%
    110,000  Datastream
               Systems,
               Inc.*..........     1,353,813      1,918,125
                                ------------   ------------
             TEXTILES & APPAREL -- 1.0%
    232,500  Quaker Fabric
               Corp.*              2,229,125      1,089,844
                                ------------   ------------
             TOTAL COMMON
               STOCKS.........    98,604,674     87,828,103
                                ------------   ------------
             SHORT TERM INVESTMENTS -- 18.2%
             CASH SWEEP ACCOUNT -- 18.2%
$19,499,077  Union Bank of
               California.....    19,499,077     19,499,077
                                ------------   ------------
             TOTAL SHORT TERM
               INVESTMENTS....    19,499,077     19,499,077
                                ------------   ------------
             TOTAL
               INVESTMENTS --
               100.0%.........  $118,103,751(1)  107,327,180
                                ============
             OTHER ASSETS AND LIABILITIES
               (NET) -- 0.0%................        (52,602)
                                               ------------
             NET ASSETS -- 100.0%...........   $107,274,578
                                               ============

    Percentages indicated are based on net assets.
(1) The cost of securities for Federal income tax purposes is substantially the same.
  * Represents non-income producing security.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments -- September 30, 1998 (Unaudited)

                                                   MARKET
  SHARES                              COST          VALUE
  ------                              ----         ------
             COMMON STOCKS -- 96.2%
             AEROSPACE/DEFENSE -- 1.2%
     1,700   Boeing Co...........  $    57,477   $    58,331
     5,100   Raytheon Co., Class
               B.................      290,666       275,082
                                   -----------   -----------
                                       348,143       333,413
                                   -----------   -----------
             AIRLINES -- 1.3%
     1,600   AMR Corp.*..........      101,752        88,700
    15,000   Skywest, Inc........      284,300       286,875
                                   -----------   -----------
                                       386,052       375,575
                                   -----------   -----------
             AUTO-RELATED -- 1.1%
     3,500   Arvin Industries,
               Inc...............      115,779       130,375
    13,200   Carey International,
               Inc.*.............      302,390       198,000
                                   -----------   -----------
                                       418,169       328,375
                                   -----------   -----------
             AUTOMOTIVE -- 1.0%
     1,800   Daimler-Benz AG,
               ADR...............       93,933       147,487
     6,100   Navistar
               International
               Corp., Inc.*......      151,341       138,013
                                   -----------   -----------
                                       245,274       285,500
                                   -----------   -----------
             BANKING -- 10.3%
     2,800   Bank United Corp....       93,316       100,275
    10,000   Bostonfed Bancorp,
               Inc...............      124,350       170,000
     5,400   Chase Manhattan
               Corp..............      182,599       233,549
     4,200   Corporacion Bancaria
               De Espana, ADR....       88,452       164,588
     9,200   First Bell Bancorp,
               Inc...............       85,450       138,575
     6,500   First Mutual
               Bancorp, Inc......       83,077       108,875
     4,400   Firstbank Puerto
               Rico..............      123,597       111,650
    14,600   FSF Financial
               Corp..............      187,974       224,475
    11,000   Georgia Financial,
               Inc...............      121,660       168,438
     4,000   Golden State
               Bancorp*..........      128,766        79,750

                                                   MARKET
  SHARES                              COST          VALUE
  ------                              ----         ------
    11,700   Home Bancorp of
               Elgin, Inc........  $   147,713   $   159,413
     1,080   HSBC Holdings PLC,
               ADR...............      272,338       197,922
     4,900   Imperial Bancorp*...      122,411        74,113
    30,400   North Central
               Bancshares,
               Inc...............      328,663       528,199
    10,000   PFF Bancorp,
               Inc.*.............      115,000       152,500
     4,300   Riggs National
               Corp..............      120,007       105,350
     5,900   Societe Generale
               France, ADR.......      147,146       130,530
     5,400   Westerfed Financial
               Corp..............       73,224       112,050
                                   -----------   -----------
                                     2,545,743     2,960,252
                                   -----------   -----------
             BREWERY -- 0.4%
    15,000   Cia Cervejaria
               Brahma, ADR.......      205,275       117,188
                                   -----------   -----------
             BUILDING MATERIALS -- 1.0%
     1,700   Lone Star
               Industries, Inc...      120,122       101,575
     1,600   Southdown, Inc......      112,393        72,000
     2,900   USG Corp............      108,563       125,425
                                   -----------   -----------
                                       341,078       299,000
                                   -----------   -----------
             BUSINESS & PUBLIC SERVICES --0.5%
     2,755   Waste Management,
               Inc...............       94,516       132,412
                                   -----------   -----------
             CHEMICALS -- 0.9%
     5,800   Great Lakes Chemical
               Corp..............      259,446       225,475
     1,450   Octel Corp.*........       38,152        19,938
                                   -----------   -----------
                                       297,598       245,413
                                   -----------   -----------
             COMMERCIAL SERVICES -- 6.7%
    14,325   Accustaff, Inc.*....      310,978       208,608
     3,000   Administaff,
               Inc.*.............      141,329        95,813

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments (continued) -- September 30, 1998 (Unaudited)

                                                   MARKET
  SHARES                              COST          VALUE
  ------                              ----         ------
             COMMON STOCKS (CONTINUED)
             COMMERCIAL SERVICES (CONTINUED)
     3,500   AHL Services,
               Inc.*.............  $    56,000   $   114,625
    16,400   Childrens
               Comprehensive
               Services, Inc.*...      287,000       161,950
     3,800   Kelly Services,
               Class A...........      124,979       119,225
     7,150   Nova
               Corp./Georgia*....      193,750       219,416
    26,600   Personnel Group of
               America, Inc.*....      359,650       327,512
    10,000   Quanta Services,
               Inc.*.............      139,350       123,125
     9,387   Robert Half
               International,
               Inc.*.............      240,524       405,400
     5,200   Romac International,
               Inc.*.............      104,208        93,600
     3,300   Staffmark, Inc.*....      136,965        60,225
                                   -----------   -----------
                                     2,094,733     1,929,499
                                   -----------   -----------
             COMPUTER EQUIPMENT -- 1.7%
    23,975   CHS Electronics,
               Inc.*.............      398,187       260,727
     5,000   Storage Technology
               Corp.*............      102,862       127,188
     2,800   Synopsys, Inc.*.....      118,960        93,275
                                   -----------   -----------
                                       620,009       481,190
                                   -----------   -----------
             COMPUTER SERVICES -- 0.4%
     5,200   Mastech Corp.*......      131,962       125,125
                                   -----------   -----------
             COMPUTER SOFTWARE -- 2.5%
     9,400   CCC Information
               Services Group,
               Inc.*.............      267,301       117,500
     2,700   Computer Horizons
               Corp.*............      127,427        67,331

                                                   MARKET
  SHARES                              COST          VALUE
  ------                              ----         ------
     9,600   Inspire Insurance
               Solutions,
               Inc.*.............  $   201,600   $   226,801
     4,800   Learning Co.,
               Inc.*.............      134,088        95,100
     4,800   Sterling Software,
               Inc.*.............      136,735       132,300
     5,500   Symantec Corp.*.....       94,394        72,531
                                   -----------   -----------
                                       961,545       711,563
                                   -----------   -----------
             COMPUTERS -- 0.3%
    15,000   Daou Systems,
               Inc.*.............      330,768        86,250
                                   -----------   -----------
             CONSTRUCTION -- 0.9%
     3,000   Centex Construction
               Products, Inc.....      115,359       102,375
     4,300   Centex Corp.........       80,938       148,350
                                   -----------   -----------
                                       196,297       250,725
                                   -----------   -----------
             CONSUMER CYCLICAL -- 2.3%
    16,800   Analysts
               International
               Corp..............      308,200       504,000
    13,862   Wolverine World
               Wide, Inc.........      303,793       150,749
                                   -----------   -----------
                                       611,993       654,749
                                   -----------   -----------
             CONSUMER NON-DURABLE -- 2.2%
    14,720   Archer-Daniels-Midland
               Co................      232,864       246,560
    15,850   Central Garden & Pet
               Co.*..............      359,341       293,225
     3,800   Department 56,
               Inc.*.............      138,766       102,600
                                   -----------   -----------
                                       730,971       642,385
                                   -----------   -----------
             CONSUMER SERVICES -- 1.7%
     4,000   Banta Corp..........      124,449       109,000
     2,400   Canandaigua Wine
               Co., Class A*.....      120,144        94,800
     2,600   Maytag Corp.........      139,906       124,150
     3,800   Philip Morris Cos.,
               Inc...............      147,241       175,038
                                   -----------   -----------
                                       531,740       502,988
                                   -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments (continued) -- September 30, 1998 (Unaudited)

                                                   MARKET
  SHARES                              COST          VALUE
  ------                              ----         ------
             COMMON STOCKS (CONTINUED)
             DISTRIBUTION -- 0.8%
     3,900   Hughes Supply,
               Inc...............  $   119,586   $   111,150
     4,600   United Stationers,
               Inc.*.............      128,464       109,825
                                   -----------   -----------
                                       248,050       220,975
                                   -----------   -----------
             DIVERSIFIED -- 1.5%
    10,000   Hutchison Whampoa,
               ADR...............      282,670       263,276
    56,500   Swire Pacific Ltd.,
               ADR...............      301,428       177,913
                                   -----------   -----------
                                       584,098       441,189
                                   -----------   -----------
             ELECTRIC UTILITY -- 1.9%
    23,700   Centrais Electricas
               Brasileiras,
               ADR...............      397,169       247,949
     9,200   P G & E Corp........      209,852       293,825
                                   -----------   -----------
                                       607,021       541,774
                                   -----------   -----------
             ELECTRICAL & ELECTRONICS -- 0.3%
     2,100   Amp, Inc............       80,976        75,075
     1,780   Centrais Geradoras
               Do Su, ADR*.......       15,025         9,311
                                   -----------   -----------
                                        96,001        84,386
                                   -----------   -----------
             ELECTRONIC COMPONENTS/
               INSTRUMENTS -- 1.6%
     2,800   Apple Computer,
               Inc.*.............       73,655       106,750
     8,100   Hitachi Ltd.........      593,993       351,338
                                   -----------   -----------
                                       667,648       458,088
                                   -----------   -----------
             ELECTRONICS -- 0.7%
     3,100   Lexmark
               International
               Group*............      130,478       214,869
                                   -----------   -----------

                                                   MARKET
  SHARES                              COST          VALUE
  ------                              ----         ------
             ENERGY -- 2.8%
    13,100   Peco Energy Corp....  $   284,485   $   478,968
    13,175   Pool Energy Services
               Co.*..............      220,875       120,222
     9,625   Weatherford
               International,
               Inc.*.............      304,517       208,141
                                   -----------   -----------
                                       809,877       807,331
                                   -----------   -----------
             FINANCE -- BROKERS -- 0.6%
     4,100   Everen Capital
               Corp..............      116,269        99,425
     3,000   Jefferies Group,
               Inc...............      132,630        79,500
                                   -----------   -----------
                                       248,899       178,925
                                   -----------   -----------
             FINANCIAL SERVICES -- 3.9%
     6,200   Doral Financial
               Corp..............      122,444        99,200
     2,500   Financial Securities
               Assurance Holdings
               Ltd...............      132,118       121,874
     1,400   Golden West
               Financial Corp....      122,481       114,538
     2,700   Lehman Brothers
               Holdings, Inc.....       71,375        76,275
     1,688   Metris Co...........      108,541        78,681
     1,800   NCO Group, Inc.*....       38,700        50,063
     6,100   Ocwen Financial
               Corp.*............      115,763        53,375
     6,200   Raymond James
               Financial, Inc....      109,590       130,199
     9,700   SLM Holding Corp....      400,707       314,643
     4,500   UST Corp............      118,320        95,063
                                   -----------   -----------
                                     1,340,039     1,133,911
                                   -----------   -----------
             FOOD & HOUSEHOLD PRODUCTS -- 0.8%
    10,000   Rubbermaid, Inc.....      265,600       239,375
                                   -----------   -----------
             FOOD PROCESSING -- 0.8%
     7,300   Suiza Foods
               Corp.*............      268,186       228,125
                                   -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments (continued) -- September 30, 1998 (Unaudited)

                                                   MARKET
  SHARES                              COST          VALUE
  ------                              ----         ------
             COMMON STOCKS (CONTINUED)
             HEALTH & PERSONAL CARE -- 1.4%
     7,550   Province Healthcare
               Co.*..............  $   203,378   $   257,172
     4,500   Sunrise Assisted
               Living, Inc.*.....      151,875       154,406
                                   -----------   -----------
                                       355,253       411,578
                                   -----------   -----------
             HEALTH CARE -- 4.2%
     3,600   Columbia/HCA
               Healthcare
               Corp..............       97,416        72,225
    11,500   Curative Health
               Services, Inc.*...      327,374       352,188
    25,480   Health Management
               Associates,
               Inc.*.............      278,941       465,009
     5,200   Lincare Holdings,
               Inc.*.............      104,513       201,500
     1,500   Pacificare Health
               Systems, Inc.*....       94,110       111,750
                                   -----------   -----------
                                       902,354     1,202,672
                                   -----------   -----------
             HOMEBUILDERS -- 1.9%
     5,200   Champion
               Enterprises,
               Inc.*.............      127,427       120,900
     6,100   D. R. Horton,
               Inc...............      138,074        97,600
     2,900   Fleetwood
               Enterprises,
               Inc...............      133,558        87,544
     4,000   Kaufman & Broad Home
               Corp..............      130,523        93,750
     5,600   Pulte Corp..........      138,611       137,550
                                   -----------   -----------
                                       668,193       537,344
                                   -----------   -----------
             INSURANCE -- 3.1%
     1,900   Ambac, Inc..........       98,641        91,200
     3,500   Fidelity National
               Financial, Inc....      137,148       118,344
     4,500   First American
               Financial Corp....      133,535       144,000

                                                   MARKET
  SHARES                              COST          VALUE
  ------                              ----         ------
     2,300   Landamerica
               Financial Group,
               Inc...............  $   129,578   $   117,875
     5,600   Safeco Corp.........      158,493       233,450
     4,000   Tokio Marine & Fire,
               ADR...............      217,250       178,000
                                   -----------   -----------
                                       874,645       882,869
                                   -----------   -----------
             INVESTMENT COMPANY -- 0.2%
     2,500   Morgan Keegan,
               Inc...............       50,150        44,219
                                   -----------   -----------
             LEISURE & GAMING -- 0.3%
     1,700   Anchor Gaming*......      100,938        97,325
                                   -----------   -----------
             MANUFACTURING -- 0.3%
    13,000   Pentacon, Inc.*.....      182,780        82,875
                                   -----------   -----------
             MANUFACTURING -- CONSUMER GOODS -- 0.4%
     1,100   Nacco Industries,
               Inc...............      127,529       110,000
                                   -----------   -----------
             MEDICAL -- BIOTECHNOLOGY -- 1.4%
     4,800   Arterial Vascular
               Engineering,
               Inc.*.............      151,200       177,600
     8,000   Pharmaceutical
               Product
               Development,
               Inc.*.............      193,750       224,000
                                   -----------   -----------
                                       344,950       401,600
                                   -----------   -----------
             MEDICAL EQUIPMENT & SUPPLIES -- 0.4%
     2,500   Becton, Dickinson &
               Co................      100,832       102,813
                                   -----------   -----------
             MINING -- 0.8%
     8,500   Anglo American
               Corp..............      243,313       234,813
                                   -----------   -----------
             MULTI-INDUSTRY -- 0.8%
     2,800   Loews Corp..........      123,409       236,250
                                   -----------   -----------
             NUTRITION & VITAMIN PRODUCTS -- 0.3%
     3,100   Twinlab Corp.*......      118,122        79,438
                                   -----------   -----------
             OIL/GAS -- 0.4%
     2,300   Plantronics,
               Inc.*.............      117,817       110,831
                                   -----------   -----------
             OIL/GAS EXPLORATION -- 4.8%
     4,250   Cliffs Drilling
               Co.*..............      148,474        83,938
    10,100   Elf Aquitane, ADR...      358,446       628,093

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments (continued) -- September 30, 1998 (Unaudited)

                                                   MARKET
  SHARES                              COST          VALUE
  ------                              ----         ------
             COMMON STOCKS (CONTINUED)
             OIL/GAS EXPLORATION (CONTINUED)
    12,750   Oceaneering
               International,
               Inc.*.............  $   229,359   $   181,688
       600   Seacor Holdings,
               Inc.*.............       35,626        24,900
     5,200   Varco International,
               Inc.*.............      135,878        43,550
     5,200   Xircom, Inc.*.......      115,418       127,400
    11,400   YPF Sociedad
               Anonima, ADR......      221,847       296,399
                                   -----------   -----------
                                     1,245,048     1,385,968
                                   -----------   -----------
             OIL/GAS SERVICES -- 0.1%
     2,400   Veritas DGC,
               Inc.*.............       98,145        40,050
                                   -----------   -----------
             PHARMACEUTICALS -- 0.7%
     4,000   ICN Pharmaceuticals,
               Inc...............      124,492        70,000
    17,800   NBTY, Inc.*.........      310,163       140,175
                                   -----------   -----------
                                       434,655       210,175
                                   -----------   -----------
             PUBLISHING & PRINTING -- 2.5%
     6,400   Bowne & Co..........      138,242       108,400
     8,300   Hollinger
               International,
               Inc...............      124,801       119,313
    15,700   Mail-Well Holdings,
               Inc.*.............      308,406       134,431
     7,600   Readers Digest
               Assoc., Inc.......      217,531       145,350
     5,000   Valassis
               Communications,
               Inc.*.............      110,095       200,000
                                   -----------   -----------
                                       899,075       707,494
                                   -----------   -----------
             REAL ESTATE -- 0.3%
     4,200   Lennar Corp.........      119,614        93,713
                                   -----------   -----------

                                                   MARKET
  SHARES                              COST          VALUE
  ------                              ----         ------
             RETAIL -- 3.1%
     5,300   Fingerhut Companies,
               Inc...............  $    67,576   $    58,300
     3,800   Footstar, Inc.*.....      127,684        86,213
     7,500   K Mart, Inc.*.......       98,956        89,531
     4,200   Limited, Inc........      100,662        92,138
     4,100   Shopko Stores,
               Inc.*.............      139,355       133,250
    11,800   Toys "R" Us,
               Inc.*.............      237,083       191,013
    13,200   Wet Seal, Inc.*.....      360,389       228,524
                                   -----------   -----------
                                     1,131,705       878,969
                                   -----------   -----------
             RETAIL -- GENERAL MERCHANDISE -- 0.2%
     5,000   Party City Corp.*...      154,375        65,625
                                   -----------   -----------
             RETAIL -- SPECIALTY LINE -- 0.9%
     2,700   Best Buy, Inc.*.....       63,700       112,050
     2,000   Payless Shoesource,
               Inc.*.............      124,076        82,750
     4,700   Rexall Sundown,
               Inc.*.............      160,388        72,556
                                   -----------   -----------
                                       348,164       267,356
                                   -----------   -----------
             TECHNOLOGY -- 3.9%
    11,750   Computer Management
               Sciences, Inc.*...      233,012       167,438
    24,750   Datastream Systems,
               Inc.*.............      251,734       431,577
    22,850   Inter-Tel, Inc......      156,197       295,622
     9,800   National Techteam,
               Inc.*.............      226,582        78,400
     6,450   SBS Technologies,
               Inc.*.............      209,594       161,250
                                   -----------   -----------
                                     1,077,119     1,134,287
                                   -----------   -----------
             TELECOMMUNICATION EQUIPMENT -- 0.3%
     2,100   Qualcomm, Inc.*.....      104,403       100,669
                                   -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments (continued) -- September 30, 1998 (Unaudited)

                                                   MARKET
  SHARES                              COST          VALUE
  ------                              ----         ------
             COMMON STOCKS (CONTINUED)
             OIL/GAS EXPLORATION (CONTINUED)
             TELECOMMUNICATION SERVICES -- 3.5%
    18,975   Aspect
               Telecommunications
               Corp.*............  $   469,549   $   455,400
     5,900   Citizens Utilities
               Co.*..............       46,982        47,938
    16,700   Deutsche
              Telecommunications,
               ADR...............      466,515       491,605
                                   -----------   -----------
                                       983,046       994,943
                                   -----------   -----------
             TELECOMMUNICATIONS -- 4.4%
    10,695   Excel
               Communications,
               Inc.*.............      170,276       241,974
     5,800   Motorola, Inc.......      334,210       247,588
     5,200   Premisys
               Communications, Inc.*..     135,102      36,400
     5,500   Telecom Italia,
               ADR...............      172,297       368,500
     8,600   Telefonos De Mexico,
               ADR...............      274,979       380,549
                                   -----------   -----------
                                     1,086,864     1,275,011
                                   -----------   -----------
             TEXTILES & APPAREL -- 1.2%
    10,000   Reebok International
               Ltd.*.............      268,094       135,625
     4,400   Ross Stores, Inc....       94,374       125,950
     4,600   TJX Companies,
               Inc...............       40,632        81,938
                                   -----------   -----------
                                       403,100       343,513
                                   -----------   -----------
             TRANSPORTATION -- 0.5%
     3,600   Airborne Freight
               Corp..............      125,905        62,325
     1,075   Hvide Marine, Inc.,
               Class A*..........       39,103         7,727
     8,850   Trico Marine
               Services, Inc.*...      207,444        61,397
                                   -----------   -----------
                                       372,452       131,449
                                   -----------   -----------

PRINCIPAL/                                         MARKET
  SHARES                              COST          VALUE
----------                            ----         ------
             TRANSPORTATION -- AIR -- 0.3%
     2,500   Alaska Airgroup,
               Inc.*.............  $   116,400   $    85,156
                                   -----------   -----------
             UTILITIES -- 1.5%
     8,500   Entergy Corp........      244,885       261,375
     4,700   Unicom Corp.........      111,907       175,663
                                   -----------   -----------
                                       356,792       437,038
                                   -----------   -----------
             TOTAL COMMON STOCKS    29,599,005    27,696,593
                                   -----------   -----------
             SHORT TERM INVESTMENTS -- 4.0%
             CASH SWEEP ACCOUNT -- 4.0%
$1,151,025   Union Bank of
               California........    1,151,025     1,151,025
                                   -----------   -----------
             TOTAL SHORT TERM
               INVESTMENTS.......    1,151,025     1,151,025
                                   -----------   -----------
             TOTAL INVESTMENTS --
             100.2%..............  $30,750,030(1)  28,847,618
                                   ===========
             Other Assets and
               Liabilities
               (Net) -- (0.2)%...                    (44,860)
                                                 -----------
             NET ASSETS --
               100.0%............                $28,802,758
                                                 ===========
    Percentages indicated are based on net assets.
(1) The cost of securities for Federal income tax purposes
    is substantially the same.
  * Represents non-income producing security.
 ** See page 19 for Concentration by Country.
 ADR--American Depository Receipts.
 PLC--Public Limited Company.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GROWTH FUND
Portfolio of Investments -- September 30, 1998 (Unaudited)

                                                   MARKET
  SHARES                             COST           VALUE
  ------                             ----          ------
             COMMON STOCKS -- 76.7%
             AEROSPACE -- 1.5%
    41,700   Armor Holdings,
               Inc. Delaware*...  $   461,202    $   393,544
                                  -----------    -----------
             AIRLINES -- 1.3%
    18,400   Skywest, Inc.......      365,400        351,900
                                  -----------    -----------
             AUTO-RELATED -- 1.5%
    21,800   Wynn's
               International,
               Inc..............      396,507        407,388
                                  -----------    -----------
             BUILDING MATERIALS -- 4.2%
    21,500   Cameron Ashley
               Building
               Products,
               Inc.*............      328,625        240,531
    49,500   International
               Comfort Products
               Corp.*...........      327,015        405,281
    24,800   NCI Building
               Systems, Inc.*...      619,100        491,351
                                  -----------    -----------
                                    1,274,740      1,137,163
                                  -----------    -----------
             COMMERCIAL SERVICES -- 1.6%
    29,600   Group Maintenance
               America Corp.*...      424,619        427,350
                                  -----------    -----------
             COMPUTER SOFTWARE -- 6.3%
    24,600   3DFX Interactive,
               Inc.*............      564,991        276,750
    80,800   Acclaim
               Entertainment,
               Inc.*............      375,294        515,099
    25,000   Infinium Software,
               Inc.*............      360,782        234,375
    46,300   Mecon, Inc.*.......      320,825        347,250
    43,300   Orcad, Inc.*.......      389,425        308,513
                                  -----------    -----------
                                    2,011,317      1,681,987
                                  -----------    -----------

                                                   MARKET
  SHARES                             COST           VALUE
  ------                             ----          ------
             COMPUTERS -- 5.0%
    20,000   Evans & Sutherland
               Computer
               Corp.*...........  $   538,749    $   262,500
    35,000   Powerhouse
               Technologies,
               Inc.*............      441,157        310,625
    52,100   WPI Group, Inc.*...      425,293        345,163
    12,700   Zebra Technologies
               Corp.*...........      354,309        425,449
                                  -----------    -----------
                                    1,759,508      1,343,737
                                  -----------    -----------
             CONSTRUCTION -- 0.5%
    28,400   Schuff Steel
               Co.*.............      241,700        142,000
                                  -----------    -----------
             DISTRIBUTION -- 1.4%
    23,900   Pameco Corp.*......      380,834        370,450
                                  -----------    -----------
             ELECTRICAL & ELECTRONICS -- 1.2%
    19,500   Electro Scientific
               Industries,
               Inc.*............      775,404        309,563
                                  -----------    -----------
             ELECTRICAL EQUIPMENT -- 1.3%
    10,400   Kuhlman Corp.......      406,104        337,350
                                  -----------    -----------
             ELECTRONIC COMPONENTS/
               INSTRUMENTS -- 6.2%
    90,700   EFTC Corp.*........      685,869        379,805
    14,100   Etec Systems,
               Inc.*............      456,990        367,481
    18,000   Kulicke & Soffa
               Industries,
               Inc.*............      339,313        245,250
    10,000   PCD, Inc.*.........      179,375        125,000
    14,600   Plexus Corp.*......      210,890        282,875
    36,100   Power-One, Inc.*...      375,400        266,238
                                  -----------    -----------
                                    2,247,837      1,666,649
                                  -----------    -----------
             ELECTRONICS -- 2.8%
    61,500   FEI Co.*...........      664,933        491,999
    11,200   Pittway Corp.,
               Class A..........      272,198        267,400
                                  -----------    -----------
                                      937,131        759,399
                                  -----------    -----------
             ENTERTAINMENT -- 1.3%
    18,100   Speedway
               Motorsports,
               Inc.*............      419,829        341,637
                                  -----------    -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GROWTH FUND
Portfolio of Investments (continued) -- September 30, 1998 (Unaudited)

                                                   MARKET
  SHARES                             COST           VALUE
  ------                             ----          ------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES -- 0.7%
    14,200   Amresco, Inc.*.....  $   368,372    $   106,500
    12,500   Gilman & Ciocia,
               Inc.*............      209,375         78,516
                                  -----------    -----------
                                      577,747        185,016
                                  -----------    -----------
             HEALTH & PERSONAL CARE -- 1.1%
    24,300   Natural Alternative
               International,
               Inc.*............      528,338        297,675
                                  -----------    -----------
             HEALTH CARE -- 0.6%
    31,900   Mariner Post-Acute
               Network, Inc.*...      623,964        163,488
                                  -----------    -----------
             HOME FURNISHINGS -- 1.3%
    20,500   Ladd Furniture,
               Inc.*............      380,188        338,250
                                  -----------    -----------
             HOTELS & LODGING -- 1.3%
    37,900   Execustay Corp.*...      351,725        341,100
                                  -----------    -----------
             INVESTMENT COMPANY -- 1.7%
    21,350   Allied Capital
               Corp.............      462,115        378,963
    19,200   Sirrom Capital
               Corp.............      400,404         74,400
                                  -----------    -----------
                                      862,519        453,363
                                  -----------    -----------
             MANUFACTURING -- 0.7%
    25,100   Asyst Technologies,
               Inc.*............      520,434        175,700
                                  -----------    -----------
             MANUFACTURING -- CAPITAL GOODS -- 2.2%
    14,100   Astec Industries,
               Inc.*............      432,958        601,013
                                  -----------    -----------
             MANUFACTURING -- CONSUMER
               GOODS -- 1.2%
    58,200   Genesco, Inc.*.....      459,725        316,463
                                  -----------    -----------
             NUTRITION & VITAMIN PRODUCTS -- 2.3%
    17,700   Twinlab Corp.*.....      320,650        453,563
    30,100   Weider Nutrition
               International,
               Inc..............      412,646        174,956
                                  -----------    -----------
                                      733,296        628,519
                                  -----------    -----------
             OIL/GAS EQUIPMENT -- 0.5%
    11,900   National-Oilwell,
               Inc.*............      379,647        147,263
                                  -----------    -----------

                                                   MARKET
  SHARES                             COST           VALUE
  ------                             ----          ------
             OIL/GAS EXPLORATION -- 1.4%
    33,000   Marine Drilling
               Cos., Inc.*......  $   705,852    $   379,500
                                  -----------    -----------
             OIL/GAS SERVICES -- 4.8%
    12,300   Carbo Ceramics,
               Inc..............      359,332        279,825
    24,800   Nabors Industries,
               Inc.*............      643,301        376,649
    22,200   Patterson Energy,
               Inc.*............      338,406        147,075
    19,800   Rowan Cos.,
               Inc.*............      552,513        221,513
    15,100   Veritas DGC,
               Inc.*............      388,783        251,981
                                  -----------    -----------
                                    2,282,335      1,277,043
                                  -----------    -----------
             PHARMACEUTICALS -- 2.5%
    10,000   D & K Healthcare
               Resources,
               Inc.*............      146,583        180,000
    12,650   Medicis
               Pharmaceutical
               Corp., Class
               A*...............      543,721        501,256
                                  -----------    -----------
                                      690,304        681,256
                                  -----------    -----------
             REAL ESTATE -- 1.4%
    25,300   Intrawest Corp.....      425,664        387,406
                                  -----------    -----------
             REAL ESTATE INVESTMENT TRUST --
               1.4%
    21,000   Prison Realty
               Trust............      702,062        378,000
                                  -----------    -----------
             RESTAURANTS -- 1.4%
    34,600   Apple South,
               Inc..............      517,838        384,925
                                  -----------    -----------
             RETAIL -- 1.7%
    30,700   Compucom Systems,
               Inc.*............      267,341        122,800
    32,100   O'Charley's,
               Inc.*............      409,275        325,013
                                  -----------    -----------
                                      676,616        447,813
                                  -----------    -----------
             RETAIL -- DEPARTMENT STORE -- 1.3%
    19,900   Elder-Beerman
               Stores Corp.*....      430,338        345,763
                                  -----------    -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GROWTH FUND
Portfolio of Investments (continued) -- September 30, 1998 (Unaudited)

                                                   MARKET
  SHARES                             COST           VALUE
  ------                             ----          ------
             COMMON STOCKS (CONTINUED)
             RETAIL -- GENERAL MERCHANDISE -- 3.7%
    30,000   Blue Rhino
               Corp.*...........  $   398,163    $   303,750
    24,200   Cash America
               International....      358,127        269,225
    34,400   S&K Famous Brands,
               Inc.*............      459,899        412,799
                                  -----------    -----------
                                    1,216,189        985,774
                                  -----------    -----------
             RETAIL -- SPECIALTY LINE -- 1.0%
    12,000   Eagle Hardware &
               Garden, Inc.*....      242,340        260,250
                                  -----------    -----------
             RIGHTS -- FOREIGN -- 1.1%
    50,000   Intercept Group,
               Inc.*............      347,180        300,000
                                  -----------    -----------
             STEEL/IRON -- 1.5%
    21,700   Northwest Pipe
               Co.*.............      387,889        401,450
                                  -----------    -----------
             TEXTILES & APPAREL -- 1.2%
    20,000   Dixie Group,
               Inc..............      164,306        130,000
    40,900   Quaker Fabric
               Corp.*...........      464,199        191,719
                                  -----------    -----------
                                      628,505        321,719
                                  -----------    -----------
             TRANSPORTATION -- 0.8%
    20,000   Covenant Transport,
               Inc., Class A*...      320,000        227,500
                                  -----------    -----------
             TRUCKING & LEASING -- 0.6%
     8,200   MS Carriers,
               Inc.*............      197,225        162,975
                                  -----------    -----------

PRINCIPAL/                                         MARKET
  SHARES                             COST           VALUE
----------                        -----------    -----------
             WHOLESALE -- 1.2%
    21,300   ScanSource,
               Inc.*............  $   356,238    $   335,475
                                  -----------    -----------
             TOTAL COMMON
               STOCKS...........   28,079,248     20,594,816
                                  -----------    -----------
             SHORT TERM INVESTMENTS -- 23.1%
             CASH SWEEP ACCOUNT -- 23.1%
$6,213,634   Union Bank of
               California.......  $ 6,213,634    $ 6,213,634
                                  -----------    -----------
             TOTAL SHORT TERM
               INVESTMENTS......    6,213,634      6,213,634
                                  -----------    -----------
             TOTAL INVESTMENTS--
               99.8%............  $34,292,882     26,808,450
                                  ===========
             OTHER ASSETS AND
               LIABILITIES
               (NET) -- 0.2%....                      51,982
                                                 -----------
             NET ASSETS --
               100.0%...........                 $26,860,432
                                                 ===========
    Percentages indicated are based on net assets.
(1) The cost of securities for Federal income tax purposes
    is substantially the same.
  * Represents non-income producing security.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC VALUE FUND
Portfolio of Investments -- September 30, 1998 (Unaudited)

                                                   MARKET
  SHARES                            COST            VALUE
  ------                            ----           ------
             COMMON STOCKS -- 68.4%
             BUILDING MATERIALS -- 0.5%
     6,000   Cameron Ashley
               Building
               Products,
               Inc.*...........  $    91,688     $    67,125
                                 -----------     -----------
             CONSTRUCTION -- 2.2%
    55,800   Schuff Steel
               Co.*............      502,149         279,000
                                 -----------     -----------
             CONTAINERS & PACKAGING -- 4.1%
    16,000   Grief Brothers
               Co., Class A....      551,875         528,000
                                 -----------     -----------
             ELECTRONICS -- 3.1%
    26,500   AVX Corp..........      407,340         394,187
                                 -----------     -----------
             ENTERTAINMENT -- 4.0%
    51,200   Jackpot
               Enterprises,
               Inc.*...........      581,104         508,800
                                 -----------     -----------
             FINANCIAL SERVICES -- 11.1%
    75,100   First Investors
               Financial
               Services Group,
               Inc.*...........      566,842         403,663
    32,800   Medallion
               Financial
               Corp............      446,900         516,599
    84,600   World Acceptance
               Corp.*..........      494,267         475,875
                                 -----------     -----------
                                   1,508,009       1,396,137
                                 -----------     -----------
             FOOD -- 2.2%
    21,600   Bridgford Foods
               Corp............      265,769         280,800
                                 -----------     -----------
             HOME FURNISHINGS -- 3.3%
    39,150   Flexsteel
               Industries,
               Inc.............      481,039         425,756
                                 -----------     -----------
             HOMEBUILDERS -- 3.7%
    50,000   Cavalier Homes,
               Inc.............      573,785         465,625
                                 -----------     -----------
             INDUSTRIAL -- 2.2%
    18,500   Justin Industries,
               Inc.............      260,030         284,438
                                 -----------     -----------

                                                   MARKET
  SHARES                            COST            VALUE
  ------                            ----           ------
             INSTITUTIONAL
               FURNISHINGS -- 2.2%
    25,300   Falcon Products,
               Inc.............  $   357,777     $   278,300
                                 -----------     -----------
             INSURANCE -- 3.9%
    17,000   Leucadia National
               Corp.*..........      569,259         498,313
                                 -----------     -----------
             MACHINERY & EQUIPMENT -- 1.5%
    73,000   Hirsh
               International
               Corp., Class
               A*..............      602,250         187,063
                                 -----------     -----------
             MANUFACTURING -- 1.0%
    11,200   Callaway Golf
               Co..............      121,072         121,100
                                 -----------     -----------
             METALS & MINING -- 1.8%
   313,000   MK Gold Co.*......      496,342         234,750
                                 -----------     -----------
             OFFICE EQUIPMENT & SERVICES -- 1.0%
    13,000   Ennis Business
               Forms, Inc......      138,780         130,000
                                 -----------     -----------
             RAILROADS -- 3.7%
    40,000   Railtex, Inc.*....      654,374         470,000
                                 -----------     -----------
             RECREATION -- 1.9%
    91,700   Rockshox, Inc.*...      719,212         240,713
                                 -----------     -----------
             RESTAURANTS -- 4.7%
    61,800   Cooker Restaurant
               Corp............      574,158         602,549
                                 -----------     -----------
             RETAIL -- SPECIALTY LINE --2.0%
    68,100   Natural Wonders,
               Inc.*...........      298,673         259,631
                                 -----------     -----------
             STEEL/IRON -- 4.0%
    27,800   Northwest Pipe
               Co.*............      571,211         514,300
                                 -----------     -----------
             TRANSPORTATION -- 4.3%
    36,600   International
               Shipholding
               Corp............      627,274         542,137
                                 -----------     -----------
             TOTAL COMMON
               STOCKS..........   10,953,170       8,708,724
                                 -----------     -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC VALUE FUND
Portfolio of Investments (continued) -- September 30, 1998 (Unaudited)

PRINCIPAL/                                         MARKET
  SHARES                            COST            VALUE
----------                          ----           ------
             PREFERRED STOCKS -- 6.6%
             ENTERTAINMENT -- 3.3%
    58,100   Craig Corp., Class
               A*..............  $   545,439     $   417,594
                                 -----------     -----------
             INDUSTRIAL -- 3.3%
    32,200   Freeport McMoran
               Preferred
               Shares*.........      590,395         422,625
                                 -----------     -----------
             TOTAL PREFERRED
               STOCKS..........    1,135,834         840,219
                                 -----------     -----------
             SHORT TERM INVESTMENTS -- 24.9%
             CASH SWEEP ACCOUNT -- 24.9%
$3,177,973   Union Bank of
               California......    3,177,973       3,177,973
                                 -----------     -----------
             TOTAL SHORT TERM
               INVESTMENTS.....    3,177,973       3,177,973
                                 -----------     -----------
             TOTAL
               INVESTMENTS --
               99.9%...........  $15,266,977(1)   12,726,916
                                 ===========
             Other Assets and
               Liabilities
               (Net) -- 0.1%...                       14,376
                                                 -----------
             NET ASSETS --
               100.0%..........                  $12,741,292
                                                 ===========
    Percentages indicated are based on net assets.
(1) The cost of securities for Federal income tax purposes
    is substantially the same.
  * Represents non-income producing security.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Concentration by Country**

                                                        INTERNATIONAL EQUITY FUND    APPRECIATION FUND
COUNTRY                                                       MARKET VALUE             MARKET VALUE
-------                                                 -------------------------    -----------------
Argentina.............................................         $   353,063              $   296,400
Belgium...............................................             158,713                       --
Brazil................................................             577,938                  365,137
Chile.................................................             273,013                       --
Czech Republic........................................              74,892                       --
France................................................             836,211                  628,094
Germany...............................................           1,010,136                  147,487
Hong Kong.............................................             301,013                       --
Hungary...............................................             150,540                       --
Italy.................................................             380,634                       --
Japan.................................................           1,644,379                  351,337
Mexico................................................             260,450                  380,550
Netherlands...........................................             692,874                       --
New Zealand...........................................             229,730                       --
Peru..................................................             173,687                       --
Portugal..............................................             160,174                       --
Singapore.............................................             248,114                       --
South Africa..........................................             197,902                       --
Spain.................................................             240,979                  164,588
Switzerland...........................................             376,553                       --
United Kingdom........................................           1,678,277                       --
United States.........................................           1,136,425               26,514,025
                                                               -----------              -----------
Total Investments.....................................         $11,155,697              $28,847,618
                                                               ===========              ===========

# CREDIT RATINGS (unaudited)

  MOODY'S  STANDARD & POOR'S
  -------  -----------------
    Aaa           AAA          Instrument judged to be of the highest quality
                                 and carrying the smallest amount of investment
                                 risk.
    Aa             AA          Instrument judged to be of high quality by all
                                 standards.
     A             A           Instrument judged to be adequate by all
                                 standards.
    Baa           BBB          Instrument judged to be of moderate quality by
                                 all standards.
   Ba-B           BB-B         Instrument judged to have speculative elements,
                                 and generally lack desirable characteristics.
   Caa-C         CCC-C         Instrument judged to be predominately
                                 speculative with respect to pay interest and
                                 repay principal in accordance with terms of
                                 obligation.
    NR             NR          Not Rated. In the opinion of the Investment
                                 Adviser, instrument judged to be of comparable
                                 investment quality to rated securities which
                                 may be purchased by the Fund.

          For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     U.S. Government Issues have an assumed rating of AAA/Aaa.

ESC STRATEGIC FUNDS, INC.
Statements of Assets and Liabilities
September 30, 1998
(Unaudited)

                                                       INTERNATIONAL      SMALL
                                           INCOME         EQUITY           CAP        APPRECIATION     GROWTH         VALUE
                                            FUND           FUND            FUND           FUND          FUND          FUND
                                         -----------   -------------   ------------   ------------   -----------   -----------
ASSETS
  Investments, at value (cost
    $7,264,133; $12,959,326;
    $98,604,674; $29,599,005;
    $28,079,248; and $12,089,004
    respectively)......................  $ 6,709,525    $11,155,697    $ 87,828,103   $27,696,593    $20,594,816   $ 9,548,943
  Short-Term Investments (cost
    $15,713,494; $0; $19,499,077;
    $1,151,025; $6,213,634; and
    $3,177,973 respectively)...........   15,713,494             --      19,499,077     1,151,025      6,213,634     3,177,973
                                         -----------    -----------    ------------   -----------    -----------   -----------
        Total Investments..............   22,423,019     11,155,697     107,327,180    28,847,618     26,808,450    12,726,916
                                         -----------    -----------    ------------   -----------    -----------   -----------
  Foreign Currency (cost $0; $654,868;
    $0; $0; $0; and $0 respectively)...           --        656,296              --            --             --            --
  Interest and dividends receivable....      208,824         24,082         126,741        47,312         40,345        23,605
  Receivable for securities sold.......           --             --              --       118,119        131,533        46,561
  Withholding tax reclaim receivable...           --         21,228              --            --             --            --
  Receivable for fund shares sold......           --             --          12,629           279         19,720            --
  Unamortized organizational expense...        4,708          4,989          14,327         6,020             --            --
  Prepaid expenses and other assets....       19,346         10,051          53,675        24,358         18,859        11,618
                                         -----------    -----------    ------------   -----------    -----------   -----------
        Total Assets...................   22,655,897     11,872,343     107,534,552    29,043,706     27,018,907    12,808,700
                                         -----------    -----------    ------------   -----------    -----------   -----------
LIABILITIES
  Payable to custodian bank............           --        156,919              --            --             --            --
  Income distribution payable..........       83,948             --              --            --             --            --
  Payable for fund shares
    repurchased........................           --             --          86,792         4,003         53,466        13,254
  Payable for securities purchased.....           --        243,547              --       183,424         57,969            --
  Unrealized loss on open forward
    currency contracts.................           --          1,653              --            --             --            --
  Advisory fee payable.................       17,582          9,385          83,353        26,866         20,220        18,406
  Administration fee payable...........          278            144           1,309           363            334         2,210
  Audit fees payable...................        5,818          8,003          15,272         6,944          6,793         6,198
  Reports to shareholders payable......        6,473          4,150          30,297         5,455          6,516         3,748
  12b-1 Distribution fee payable.......        4,907          3,211          31,749         8,277          8,767         3,870
  Other accrued expenses...............        5,777         11,168          11,202         5,616          4,410        19,722
                                         -----------    -----------    ------------   -----------    -----------   -----------
        Total Liabilities..............      124,783        438,180         259,974       240,948        158,475        67,408
                                         -----------    -----------    ------------   -----------    -----------   -----------
        NET ASSETS.....................  $22,531,114    $11,434,163    $107,274,578   $28,802,758    $26,860,432   $12,741,292
                                         ===========    ===========    ============   ===========    ===========   ===========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Assets and Liabilities -- (Continued)
September 30, 1998
(Unaudited)

                                                       INTERNATIONAL      SMALL
                                           INCOME         EQUITY           CAP        APPRECIATION     GROWTH         VALUE
                                            FUND           FUND            FUND           FUND          FUND          FUND
                                         -----------   -------------   ------------   ------------   -----------   -----------
Net Assets Consist of:
  Shares of beneficial interest, at par
    ($0.001), unlimited number of
    shares authorized..................        2,256          1,208           6,915         2,462          2,897         1,493
  Additional paid-in capital...........   22,407,990     10,628,956     115,823,770    23,715,189     35,587,630    15,813,420
  Accumulated undistributed
    (distributions in excess of) net
    investment income/(loss) on
    investments........................     (174,854)       (56,826)       (423,858)      (75,555)      (126,971)      (37,351)
  Accumulated undistributed
    (distributions in excess of)
    realized gain/loss on investments
    and foreign currency
    transactions.......................      850,222      2,680,000       2,644,322     7,076,924     (1,118,690)     (496,209)
  Net unrealized
    appreciation/(depreciation) on
    investments and foreign currency
    translations.......................     (554,500)    (1,819,175)    (10,776,571)   (1,916,262)    (7,484,434)   (2,540,061)
                                         -----------    -----------    ------------   -----------    -----------   -----------
  NET ASSETS...........................  $22,531,114    $11,434,163    $107,274,578   $28,802,758    $26,860,432   $12,741,292
                                         ===========    ===========    ============   ===========    ===========   ===========
  Class A..............................  $21,852,620    $ 9,391,254    $ 83,141,860   $23,236,710    $18,956,243   $ 9,658,238
  Class D..............................  $   678,494    $ 2,042,909    $ 24,132,718   $ 5,566,048    $ 7,904,189   $ 3,083,054
                                         -----------    -----------    ------------   -----------    -----------   -----------
                                         $22,531,114    $11,434,163    $107,274,578   $28,802,758    $26,860,432   $12,741,292
                                         ===========    ===========    ============   ===========    ===========   ===========
SHARES OF BENEFICIAL INTEREST
  Class A
    Shares of beneficial interest
      issued and outstanding...........    2,187,766        988,484       5,338,747     1,978,674      2,040,409     1,130,098
                                         ===========    ===========    ============   ===========    ===========   ===========
    Net Asset Value and redemption
      price per share outstanding......  $      9.99    $      9.50    $      15.57   $     11.74    $      9.29   $      8.55
                                         ===========    ===========    ============   ===========    ===========   ===========
    Maximum Offering Price per share
      ($9.99/.955, $9.50/.955,
      $15.57/.955, $11.74/.955,
      $9.29/.955, $8.55/.955
      respectively)....................  $     10.46    $      9.95    $      16.31   $     12.30    $      9.73   $      8.95
                                         ===========    ===========    ============   ===========    ===========   ===========
  Class D
    Shares of beneficial interest
      issued and outstanding...........       67,929        219,971       1,576,101       483,086        856,834       362,854
                                         ===========    ===========    ============   ===========    ===========   ===========
    Net Asset Value and redemption
      price per share outstanding......  $      9.99    $      9.29    $      15.31   $     11.52    $      9.22   $      8.50
                                         ===========    ===========    ============   ===========    ===========   ===========
    Maximum Offering Price per share
      ($9.99/.985, $9.29/.985,
      $15.31/.985, $11.52/.985,
      $9.22/.985, $8.50/.985
      respectively)....................  $     10.14    $      9.43    $      15.54   $     11.70    $      9.37   $      8.63
                                         ===========    ===========    ============   ===========    ===========   ===========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Operations
For the Six Months Ended September 30, 1998
(Unaudited)

                                INCOME    INTERNATIONAL    SMALL CAP     APPRECIATION      GROWTH         VALUE
                                 FUND      EQUITY FUND        FUND           FUND           FUND          FUND
                               --------   -------------   ------------   ------------   ------------   -----------
Investment Income
  Interest (net of witholding
    tax of $0; $4,670; $0;
    $0; $0; $0,
    respectively)............  $808,987    $    37,676    $    441,171   $     56,572   $    149,994   $    76,474
  Dividend...................    13,340        116,819         457,503        234,582         62,798        51,889
                               --------    -----------    ------------   ------------   ------------   -----------
  Total income...............   822,327        154,495         898,674        291,154        212,792       128,363
                               --------    -----------    ------------   ------------   ------------   -----------
Expenses
  Advisory...................   122,179         73,454         708,390        188,634        197,101       102,364
  Administration.............    18,327         11,018         106,259         27,448         23,652        12,284
  Fund accounting............    20,279         20,787          17,490         17,351         16,080        16,833
  Professional fees..........     9,390          6,006          34,422         11,723          8,228         5,874
  Reports to shareholders....     2,873          1,458          30,299          7,563          4,262         3,299
  Registration...............     5,842          3,177          23,845          9,072          4,504        11,057
  Custodian..................     4,548         19,868           7,188          5,510          4,038         3,629
  Directors..................     1,075            287          11,834          1,848          1,410           899
  Transfer agent fees and
    expenses.................    15,599         15,737          95,154         21,361         33,702        17,114
  12b-1 Distribution
    fees--Class A............    29,544         15,184         136,353         37,000         27,452        15,557
  12b-1 Distribution
    fees--Class D............     3,001          9,539         122,232         26,239         35,906        14,748
  Insurance..................       892            383           7,650          1,604          1,320           862
  Amortization of
    organizational costs.....     4,559          4,359           5,146          4,486             --            --
  Miscellaneous..............     7,241          4,208          16,270          9,179         11,017        14,349
                               --------    -----------    ------------   ------------   ------------   -----------
  Total expenses before
    waivers..................   245,349        185,465       1,322,532        369,018        368,672       218,869
  Less: expenses
    waived/reimbursed........    (5,065)        (2,315)             --         (2,537)       (28,909)      (45,112)
  Net expenses...............   240,284        183,150       1,322,532        366,481        339,763       173,757
                               --------    -----------    ------------   ------------   ------------   -----------
Net investment
  income/(loss)..............   582,043        (28,655)       (423,858)       (75,327)      (126,971)      (45,394)
                               --------    -----------    ------------   ------------   ------------   -----------
Realized gain/(loss) on
  investments................   732,928      2,107,312        (724,236)     3,622,483       (669,842)     (676,130)
Net realized gain/(loss) on
  foreign currency
  transactions...............     8,925       (193,886)             --             --             --            --
Net change in unrealized
  appreciation/(depreciation)
  on investments.............  (979,940)    (5,647,522)    (49,775,800)   (13,758,658)   (11,320,530)   (3,923,854)
Net change in unrealized
  gain/(loss) on foreign
  currency translations......   232,819        538,153              --             --             --            --
                               --------    -----------    ------------   ------------   ------------   -----------
Net realized and unrealized
  gain/(loss)................    (5,268)    (3,195,943)    (50,500,036)   (10,136,175)   (11,990,372)   (4,599,984)
                               --------    -----------    ------------   ------------   ------------   -----------
Net increase/(decrease) in
  net assets resulting from
  operations.................  $576,775    $(3,224,598)   $(50,923,894)  $(10,211,502)  $(12,117,343)  $(4,645,378)
                               ========    ===========    ============   ============   ============   ===========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statement of Changes in Net Assets

                                               INCOME FUND                      INTERNATIONAL EQUITY FUND
                                   ------------------------------------    ------------------------------------
                                    SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                   SEPTEMBER 30, 1998    MARCH 31, 1998    SEPTEMBER 30, 1998    MARCH 31, 1998
                                   ------------------    --------------    ------------------    --------------
                                      (UNAUDITED)                             (UNAUDITED)
Operations:
  Net investment income/(loss)...     $   582,043         $  1,494,331        $   (28,655)        $   (115,193)
  Net realized gain/(loss) on
    investments and foreign
    currency transactions........         741,853              315,559          1,913,426            2,620,302
  Net change unrealized
    appreciation/(depreciation)
    of investments and foreign
    currency translations........        (747,121)             506,910         (5,109,369)           1,602,799
                                      -----------         ------------        -----------         ------------
Net increase in net assets
  resulting from operations......         576,775            2,316,800         (3,224,598)           4,107,908
                                      -----------         ------------        -----------         ------------
Dividends and Distributions to
  Shareholders:
  From net investment income
    Class A......................        (564,830)          (1,452,325)                --                   --
    Class D......................         (17,213)             (42,035)                --                   --
                                      -----------         ------------        -----------         ------------
                                         (582,043)          (1,494,360)                --                   --
                                      -----------         ------------        -----------         ------------
  From net realized gains
    Class A......................              --                   --                 --           (1,988,043)
    Class D......................              --                   --                 --             (658,846)
                                      -----------         ------------        -----------         ------------
                                               --                   --                 --           (2,646,889)
                                      -----------         ------------        -----------         ------------
  Change in net assets resulting
    from dividends and
    distributions to
    shareholders.................        (582,043)          (1,494,360)                --           (2,646,889)
                                      -----------         ------------        -----------         ------------
Capital Share Transactions:
  Proceeds from sales of shares
    Class A......................         281,895            1,530,230            329,734            1,271,346
    Class D......................         123,528              172,805            115,738              162,830
                                      -----------         ------------        -----------         ------------
                                          405,423            1,703,035            445,472            1,434,176
                                      -----------         ------------        -----------         ------------
  Net asset value of shares
    issued to shareholders in
    reinvestment of dividends and
    distributions:
    Class A......................         517,410            1,298,541                 --            1,337,906
    Class D......................          14,386               36,502                 --              658,846
                                      -----------         ------------        -----------         ------------
                                          531,796            1,335,043                 --            1,996,752
                                      -----------         ------------        -----------         ------------
  Net asset value of shares
    redeemed:
    Class A......................      (3,356,135)         (11,722,261)        (1,571,306)          (8,953,584)
    Class D......................        (280,936)            (827,987)          (277,373)          (2,362,618)
                                      -----------         ------------        -----------         ------------
                                       (3,637,071)         (12,550,248)        (1,848,679)         (11,316,202)
                                      -----------         ------------        -----------         ------------
  Change in net assets from
    capital share transactions...      (2,699,852)          (9,512,170)        (1,403,207)          (7,885,274)
                                      -----------         ------------        -----------         ------------
Total change in net assets.......      (2,705,120)          (8,689,730)        (4,627,805)          (6,424,255)
Net Assets:
  Beginning of Period............      25,236,234           33,925,964         16,061,968           22,486,223
                                      -----------         ------------        -----------         ------------
  End of Period..................     $22,531,114         $ 25,236,234        $11,434,163         $ 16,061,968
                                      ===========         ============        ===========         ============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statement of Changes in Net Assets (continued)

                                                   SMALL CAP FUND                       APPRECIATION FUND
                                        ------------------------------------   -----------------------------------
                                         SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                                        SEPTEMBER 30, 1998   MARCH 31, 1998    SEPTEMBER 30, 1998   MARCH 31, 1998
                                        ------------------   ---------------   ------------------   --------------
                                           (UNAUDITED)                            (UNAUDITED)
Operations:
  Net investment income/(loss)........     $   (423,858)      $   (409,168)       $    (75,327)      $   (219,043)
  Net realized gain/(loss) on
    investments and foreign currency
    transactions......................         (724,236)        13,586,328           3,622,483         12,458,936
  Net change unrealized appreciation/
    (depreciation) of investments and
    foreign currency translations.....      (49,775,800)        30,415,943         (13,758,658)         6,933,791
                                           ------------       ------------        ------------       ------------
Net increase in net assets resulting
  from operations.....................      (50,923,894)        43,593,103         (10,211,502)        19,173,684
                                           ------------       ------------        ------------       ------------
Dividends and Distributions to
  Shareholders:
  From net realized gains
    Class A...........................               --         (8,972,632)                 --         (9,402,699)
    Class D...........................               --         (2,767,599)                 --         (1,466,362)
                                           ------------       ------------        ------------       ------------
                                                     --        (11,740,231)                 --        (10,869,061)
                                           ------------       ------------        ------------       ------------
  Change in net assets resulting from
    dividends and distributions to
    shareholders......................               --        (11,740,231)                 --        (10,869,061)
                                           ------------       ------------        ------------       ------------
Capital Share Transactions:
  Proceeds from sales of shares
    Class A...........................        4,808,323         35,090,045           1,448,372          6,480,292
    Class D...........................          983,288          8,450,667           1,069,033          2,468,392
                                           ------------       ------------        ------------       ------------
                                              5,791,611         43,540,712           2,517,405          8,948,684
                                           ------------       ------------        ------------       ------------
  Net asset value of shares issued to
    shareholders in reinvestment of
    dividends and distributions:
    Class A...........................               --          8,110,200                  --          8,381,574
    Class D...........................               --          2,759,244                  --          1,440,941
                                           ------------       ------------        ------------       ------------
                                                     --         10,869,444                  --          9,822,515
                                           ------------       ------------        ------------       ------------
  Net asset value of shares redeemed:
    Class A...........................       (9,356,491)       (12,927,511)         (3,395,841)       (34,006,037)
    Class D...........................       (3,367,942)        (3,084,106)           (885,199)        (1,113,196)
                                           ------------       ------------        ------------       ------------
                                            (12,724,433)       (16,011,617)         (4,281,040)       (35,119,233)
                                           ------------       ------------        ------------       ------------
  Change in net assets from capital
    share transactions................       (6,932,822)        38,398,539          (1,763,635)       (16,348,034)
                                           ------------       ------------        ------------       ------------
Total change in net assets............      (57,856,716)        70,251,411         (11,975,137)        (8,043,411)
Net Assets:
  Beginning of Period.................      165,131,294         94,879,883          40,777,895         48,821,306
                                           ------------       ------------        ------------       ------------
  End of Period.......................     $107,274,578       $165,131,294        $ 28,802,758       $ 40,777,895
                                           ============       ============        ============       ============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statement of Changes in Net Assets (continued)

                                                  GROWTH FUND                            VALUE FUND
                                      -----------------------------------    -----------------------------------
                                       SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                                      SEPTEMBER 30, 1998   MARCH 31, 1998    SEPTEMBER 30, 1998   MARCH 31, 1998
                                      ------------------   --------------    ------------------   --------------
                                         (UNAUDITED)                            (UNAUDITED)
Operations:
  Net investment income/(loss)......     $  (126,971)       $    (83,519)       $   (45,394)       $     31,544
  Net realized gain/(loss) on
    investments.....................        (669,769)            601,246           (676,130)            305,111
  Net change unrealized
    appreciation/(depreciation) of
    investments.....................     (11,320,530)          3,963,507         (3,923,854)          1,383,793
                                         -----------        ------------        -----------        ------------
Net increase/(decrease) in net
  assets resulting from
  operations........................     (12,117,270)          4,481,234         (4,645,378)          1,720,448
                                         -----------        ------------        -----------        ------------
Dividends and Distributions to
  Shareholders:
  Distributions of net investment
    income
    Class A.........................              --                  --                 --             (28,213)
    Class D.........................              --                  --                 --              (4,506)
                                         -----------        ------------        -----------        ------------
                                                  --                  --                 --             (32,719)
                                         -----------        ------------        -----------        ------------
  Distributions from net realized
    gains
    Class A.........................              --            (388,459)                --             (98,921)
    Class D.........................              --            (187,036)                --             (26,269)
                                         -----------        ------------        -----------        ------------
                                                  --            (575,495)                --            (125,190)
                                         -----------        ------------        -----------        ------------
  Distributions in excess of
    realized gains
    Class A.........................              --            (271,796)                --                  --
    Class D.........................              --            (130,865)                --                  --
                                         -----------        ------------        -----------        ------------
                                                  --            (402,661)                --                  --
                                         -----------        ------------        -----------        ------------
  Change in net assets resulting
    from dividends and distributions
    to shareholders.................              --            (978,156)                --            (157,909)
                                         -----------        ------------        -----------        ------------
Capital Share Transactions:
  Proceeds from sales of shares
    Class A.........................       9,980,594          14,983,054          1,314,719          13,081,834
    Class D.........................       2,790,675           7,349,742            459,972           4,290,509
                                         -----------        ------------        -----------        ------------
                                          12,771,269          22,332,796          1,774,691          17,372,343
                                         -----------        ------------        -----------        ------------
  Net asset value of shares issued
    to shareholders in reinvestment
    of dividends and distributions:
    Class A.........................              --             610,656                 --             120,393
    Class D.........................              --             312,261                 --              30,587
                                         -----------        ------------        -----------        ------------
                                                  --             922,917                 --             150,980
                                         -----------        ------------        -----------        ------------
  Net asset value of shares
    redeemed:
    Class A.........................      (2,445,547)           (934,557)        (1,940,051)           (661,791)
    Class D.........................        (979,219)           (348,585)          (757,095)           (114,946)
                                         -----------        ------------        -----------        ------------
                                          (3,424,766)         (1,283,142)        (2,697,146)           (776,737)
                                         -----------        ------------        -----------        ------------
  Change in net assets from capital
    share transactions..............       9,346,503          21,972,571           (922,455)         16,746,586
                                         -----------        ------------        -----------        ------------
Total change in net assets..........      (2,770,767)         25,475,649         (5,567,833)         18,309,125
Net Assets:
  Beginning of Period...............      29,631,199           4,155,550         18,309,125                  --
                                         -----------        ------------        -----------        ------------
  End of Period.....................     $26,860,432        $ 29,631,199        $12,741,292        $ 18,309,125
                                         ===========        ============        ===========        ============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements -- September 30, 1998
(Unaudited)
     1. DESCRIPTION. ESC Strategic Funds, Inc. (the "Company") was incorporated in Maryland on November 24, 1993. The Company currently comprises six portfolios; ESC Strategic Income Fund (commencement date May 4, 1994), ESC Strategic International Equity Fund (commencement date May 12, 1994), (formerly ESC Strategic Global Equity Fund), ESC Strategic Small Cap Fund (commencement date June 8, 1994), ESC Strategic Appreciation Fund (commencement date July 6,
1994), ESC Strategic Growth Fund (commencement date January 28, 1997), and ESC Strategic Value Fund (commencement date May 7, 1997)(collectively the "Funds"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund, with the exception of ESC Strategic Small Cap Fund, and ESC Strategic Value Fund, operates as a diversified fund. ESC Strategic Small Cap Fund, and ESC Strategic Value Fund, operate as non-diversified funds. The Company's Articles of Incorporation authorize the issuance of two classes of common stock designated as Class A and Class D for each Fund. Class A shares are offered with a maximum front-end sales charge of 4.50% which may be reduced or waived in certain cases. Class A shares are also subject to a Service and Distribution Fee calculated at an annual rate of up to 0.25% of the average daily net asset value of Class A shares. Class D shares are offered with a front-end sales charge of 1.50% and are subject to a Service and Distribution Fee at an annual rate of up to 0.75% based on the average daily net asset value of Class D shares. The Company's Board of Directors may, in the future, authorize the issuance of additional classes of capital stock for the Funds.

     The Funds' investment objectives are as follows:

          ESC Strategic Income Fund -- To seek a high level of current income, with a secondary objective of total return. The Fund seeks to achieve its investment objective by investing primarily in debt instruments of U.S. and foreign issuers that are rated below investment grade. (Prior to September 30, 1998, this Fund primarily invested in a diversified portfolio of corporate, government and other debt instruments of U.S. issuers.)

          ESC Strategic International Equity Fund -- To seek long-term capital appreciation. The Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of publicly traded common stocks and securities convertible into or exchangeable for common stock of non-U.S. issuers. (Prior to July 17, 1998, this Fund's investments were diversified across both domestic and international markets.)

          ESC Strategic Small Cap Fund -- To seek a high level of capital appreciation. The Fund pursues its objective by investing primarily in equity securities of domestic and foreign issuers.

          ESC Strategic Appreciation Fund -- To seek long-term capital appreciation. The Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of U.S. based companies publicly traded common stocks and securities convertible into or exchangeable for common stock.

          ESC Strategic Growth Fund -- To seek a high level of capital appreciation. The Fund pursues its objective by investing primarily in equity securities of domestic and foreign issuers believed to offer superior opportunities for growth.

          ESC Strategic Value Fund -- To seek long-term capital appreciation. The Fund pursues its objective by investing primarily in equity securities of domestic and foreign issuers believed to be undervalued.

     2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1998 accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts and disclosures. Actual results could differ from those estimates.

          A. PORTFOLIO VALUATION. Investments in securities are valued at the last sales price on the securities exchange or the NASDAQ National Market System on which such securities are primarily traded or, if there are no trades, at the current bid price, as of 4:15 p.m. eastern time. Over-the-counter securities, or securities for which there were no transactions, are valued at the closing bid price. Bid price is used when no asked price is available. Bonds and other fixed income securities are valued by using market quotations, and may be valued on the basis of prices provided by a pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Short-term securities which mature in 60 days or less are valued at amortized cost, if their terms to maturity at purchase were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

          B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, is accrued daily as earned.

          C.  DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS TO
     SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

          D. FEDERAL INCOME TAXES. It is the policy of each of the Funds to qualify as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable and tax-exempt income for the fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for taxes is recorded.

          E. ORGANIZATIONAL EXPENSES. Costs incurred in connection with the organization and initial registration of the Funds, with the exception of the Growth Fund and Value Fund, have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Fund's commencement of operations. In the event, the initial shares of the Funds are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

          F.  DETERMINATION OF NET ASSET VALUE AND CALCULATION OF
     EXPENSES. Expenses directly attributable to a Fund are charged to that Fund. Other expenses of the Company are allocated proportionately among the Funds in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1998 class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

          G. FOREIGN EXCHANGE TRANSACTIONS. The books and records of the Funds are maintained in U.S. dollars; non-U.S. dollar denominated amounts are translated into U.S. dollars as follows with the resultant exchange gains and losses recorded in the Statement of Operations:

             (i) market value of investment securities and other assets and liabilities: at the exchange rate on the valuation date,

             (ii) purchases and sales of investment securities, income and expenses, at the exchange rate prevailing on the respective date of such transactions.

          The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities at period end. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations. Such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

          Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, currency gains and losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, other than investments in securities at period end, resulting from changes in the foreign exchange rate.

          H. FORWARD FOREIGN EXCHANGE CONTRACTS. A forward foreign exchange contract is a commitment to buy or sell a foreign currency at a future date at a negotiated exchange rate. The Funds bear the market risk which arises from possible changes in foreign exchange values. Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains on foreign exchange transactions.

          I. OFF-BALANCE SHEET RISK. The Funds may invest in various financial instruments with off-balance sheet risk. These financial instruments include taking positions in foreign currency contracts. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of the day's trading. When the forward contract is closed, the Fund records a realized gain or loss between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund's enter into such contracts for the purpose of hedging exposure to change in foreign currency exchange rates on their portfolio holdings. A lack of

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1998 correlation between the price of the security and the underlying contract could result in a loss to the Funds. At September 30, 1998, the International Equity Fund had the following open forward foreign currency contract:

     INTERNATIONAL EQUITY FUND

     LONG CONTRACT:

                                               SETTLEMENT                     MARKET     UNREALIZED
                 AMOUNT/CURRENCY                  DATE           COST         VALUE         LOSS
                 ---------------               ----------    ------------    --------    ----------
    300,562/New Zealand Dollar...............   10/2/98      U.S.$152,084    $150,431     $(1,653)

     3. RELATED PARTY TRANSACTIONS. The Company has entered into an investment advisory agreement (the "Investment Advisory Agreement") with SunTrust Equitable Securities Corporation ("STES" or the "Adviser"). The Investment Advisory Agreement provides for the Adviser to be paid a fee calculated and accrued daily and paid monthly at the annual rates of 1.25% of average daily net assets for ESC Strategic Growth Fund and ESC Strategic Value Fund and 1.00% of such net assets for each of the other Funds. The Adviser provides portfolio management supervision and certain administrative, clerical and bookkeeping services for the Company. The Adviser has entered into agreements with various portfolio managers (the "Managers") to provide portfolio management services for the Funds. Equitable Asset Management, a wholly-owned subsidiary of the Adviser, provides portfolio management services for Small Cap, Growth, and Value Funds. The Adviser has retained various other Managers to advise the International Equity Fund, the Income Fund and the Appreciation Fund. The Adviser pays any fees payable under these agreements with the Managers. For the period ended September 30, 1998, the Adviser voluntarily waived fees of $5,065, $2,315, $2,537, $28,909 and $32,828 for the Income Fund, International Equity Fund, Appreciation Fund, Growth Fund and Value Fund, respectively.

     BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services ("BISYS") and BISYS Fund Services, Inc ("BFSI") are each a wholly-owned subsidiary of the BISYS Group, Inc. BISYS serves as Administrator subject to the supervision of the Company's Board of Directors and officers pursuant to the administration agreement (the "Administration Agreement"). The services under the Administration Agreement included day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Funds' arrangement with their custodian and assistance in the preparation of the Company's Registration Statement under federal and state laws. Pursuant to the Administration Agreement, BISYS is entitled to a fee calculated and accrued daily and paid monthly at the annual rate of 0.15% of the average daily net assets of each Fund and are accrued daily.

     For the period ended September 30, 1998, BISYS voluntarily waived administration fees of $12,284 for the Value Fund.

     BFSI serves as transfer agent and fund accountant for the Company. Pursuant to a Transfer Agent Agreement between the Company and BFSI, BFSI provides the Company with transfer and dividend disbursing agent services, for which it receives a fee of $15.00 per account per year subject to a required minimum fee of $15,000 for each Fund, plus out-of-pocket expenses. Pursuant to the Fund Accounting Agreement between the Company and BFSI, BFSI assists the Company in calculating net asset values and provides certain other accounting services for each Fund for an annual fee of $30,000 per Fund plus out-of-pocket expenses.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1998

     STES has voluntarily agreed to reimburse the Funds to the extent that their ratios of expenses to average net assets exceed certain percentages as follows:
Appreciation -- 2.00% (Class A), 2.50% (Class D); International Equity -- 2.50% (Class A), 3.00% (Class D); Small Cap -- 2.00% (Class A), 2.50% (Class D); Income -- 2.00% (Class A), 2.50% (Class D), Growth -- 2.00% (Class A), 2.50%
(Class D), and Value --2.00% (Class A), 2.50% (Class D). No reimbursements were necessary for the Funds.

     BISYS acts as Distributor for the Funds pursuant to a Distribution Contract. Each Fund has adopted a service and distribution plan ("Plan") with respect to each class of its shares. The Plans provide that Class A shares will pay the Distributor a fee up to an annual rate of 0.25% of the value of average daily net assets of Class A shares in return for financing certain distribution and shareholder service activities related to Class A shares. The Plans provide that Class D shares will pay the Distributor amounts up to an annual rate of 0.75% of the average daily net assets of Class D shares to finance certain distribution and shareholder services activities related to Class D shares.

     During the period ended September 30, 1998, the Income, International Equity, Small Cap, Appreciation, Growth, and Value Fund paid brokerage commissions of $1,147, $1,117, $3,620, $12,478, $24,796, and $6,362, to SunTrust
Equitable Securities Corporation.

     4.  SECURITIES TRANSACTIONS.

          A. PURCHASE AND SALE TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the period ended September 30, 1998 were as follows:

                                             PURCHASES        SALES
                                            -----------    -----------
Income....................................  $ 6,974,027    $20,944,005
International Equity......................  $12,673,070    $12,136,619
Small Cap.................................  $28,822,587    $30,986,404
Appreciation..............................  $14,939,927    $15,596,051
Growth....................................  $13,274,954    $ 7,623,195
Value.....................................  $ 5,430,902    $ 5,767,725

          B. FEDERAL INCOME TAX BASIS. Cost for book and federal income tax purposes were substantially the same as of September 30, 1998. Gross unrealized appreciation and depreciation on investment securities at September 30, 1998, based on cost for Federal income tax purposes is as follows:

                                                                NET
                             GROSS            GROSS          UNREALIZED
                           UNREALIZED      UNREALIZED       APPRECIATION
                          APPRECIATION    DEPRECIATION     (DEPRECIATION)
                          ------------    -------------    --------------
Income..................  $     64,263    $    (650,775)    $   (586,512)
International Equity....   233,719,969     (107,017,416)     126,702,553
Small Cap...............    11,091,512      (21,868,084)     (10,776,572)
Appreciation............     3,877,668       (5,780,080)      (1,902,412)
Growth..................       929,353       (8,413,786)      (7,484,433)
Value...................       158,690       (2,698,750)      (2,540,060)

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1998

     5. CAPITAL SHARE TRANSACTIONS. The Company is authorized to issue 650 million shares of capital stock with a par value $0.001 each. Transactions in each class of shares of the Funds for the period ended September 30, 1998, and the year ended March 31, 1998, were as follows:

                                                                 PERIOD ENDED SEPTEMBER 30, 1998
                                                             ----------------------------------------
                                                                            INTERNATIONAL
                                                                INCOME         EQUITY       SMALL CAP
                                                             ------------   -------------   ---------
CLASS A
Beginning Balance..........................................   2,443,891       1,101,884     5,561,203
                                                              ---------       ---------     ---------
Shares Sold................................................      28,248          29,930       255,358
Shares issued in reinvestment of net investment income and
  capital gain distributions...............................      51,881               0             0
Shares redeemed............................................    (336,254)       (143,330)     (477,815)
                                                              ---------       ---------     ---------
Net increase/(decrease) in shares..........................    (256,125)       (113,400)     (222,457)
                                                              ---------       ---------     ---------
Ending Balance.............................................   2,187,766         988,484     5,338,746
                                                              =========       =========     =========
CLASS D
Beginning Balance..........................................      82,351         234,924     1,701,274
                                                              ---------       ---------     ---------
Shares Sold................................................      12,365          10,181        49,938
Shares issued in reinvestment of net investment income and
  capital gain distributions...............................       1,443               0             0
Shares redeemed............................................     (28,230)        (25,133)     (175,111)
                                                              ---------       ---------     ---------
Net increase/(decrease) in shares..........................     (14,422)        (14,952)     (125,173)
                                                              ---------       ---------     ---------
Ending Balance.............................................      67,929         219,972     1,576,101
                                                              =========       =========     =========

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1998

                                                                 PERIOD ENDED SEPTEMBER 30, 1998
                                                             ----------------------------------------
                                                             APPRECIATION      GROWTH         VALUE
                                                             ------------   -------------   ---------
CLASS A
Beginning Balance..........................................   2,114,008       1,458,113     1,199,696
                                                              ---------       ---------     ---------
Shares Sold................................................     100,197         794,360       124,066
Shares issued in reinvestment of net investment income and
  capital gain distributions...............................           0               0             0
Shares redeemed............................................    (235,532)       (212,064)     (193,664)
                                                              ---------       ---------     ---------
Net increase/(decrease) in shares..........................    (135,335)        582,296       (69,598)
                                                              ---------       ---------     ---------
Ending Balance.............................................   1,978,673       2,040,409     1,130,098
                                                              =========       =========     =========
CLASS D
Beginning Balance..........................................     475,250         711,840       392,807
                                                              ---------       ---------     ---------
Shares Sold................................................      72,026         226,166        43,803
Shares issued in reinvestment of net investment income and
  capital gain distributions...............................           0               0             0
Shares redeemed............................................     (64,190)        (81,172)      (73,756)
                                                              ---------       ---------     ---------
Net increase/(decrease) in shares..........................       7,836         144,994       (29,953)
                                                              ---------       ---------     ---------
Ending Balance.............................................     483,086         856,834       362,854
                                                              =========       =========     =========

                                                                 YEAR ENDED MARCH 31, 1998
                                                         ------------------------------------------
                                                                         INTERNATIONAL
                                                            INCOME          EQUITY        SMALL CAP
                                                         ------------    -------------    ---------
CLASS A
Beginning Balance......................................    3,339,466       1,568,551      4,129,592
                                                          ----------       ---------      ---------
Shares Sold............................................      155,058         102,868      1,661,014
Shares issued in reinvestment of net investment income
  and capital gain distributions.......................      131,084         122,744        384,551
Shares redeemed........................................   (1,181,717)       (692,279)      (613,954)
                                                          ----------       ---------      ---------
Net increase/(decrease) in shares......................     (895,575)       (466,667)     1,431,611
                                                          ----------       ---------      ---------
Ending Balance.........................................    2,443,891       1,101,884      5,561,203
                                                          ==========       =========      =========
CLASS D
Beginning Balance......................................      145,898         366,560      1,290,948
                                                          ----------       ---------      ---------
Shares Sold............................................       17,012          13,339        428,750
Shares issued in reinvestment of net investment income
  and capital gain distributions.......................        3,690          61,747        132,655
Shares redeemed........................................      (84,249)       (206,722)      (151,079)
                                                          ----------       ---------      ---------
Net increase/(decrease) in shares......................      (63,547)       (131,636)       410,326
                                                          ----------       ---------      ---------
Ending Balance.........................................       82,351         234,924      1,701,274
                                                          ==========       =========      =========

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- September 30, 1998

                                                                 YEAR ENDED MARCH 31, 1998
                                                         ------------------------------------------
                                                         APPRECIATION       GROWTH        VALUE(A)
                                                         ------------    -------------    ---------
CLASS A
Beginning Balance......................................    3,190,643         295,961              0
                                                          ----------       ---------      ---------
Shares Sold............................................      402,557       1,186,062      1,248,837
Shares issued in reinvestment of net investment income
  and capital gain distributions.......................      595,282          48,311         10,945
Shares redeemed........................................   (2,074,474)        (72,221)       (60,086)
                                                          ----------       ---------      ---------
Net increase/(decrease) in shares......................   (1,076,635)      1,162,152      1,199,696
                                                          ----------       ---------      ---------
Ending Balance.........................................    2,114,008       1,458,113      1,199,696
                                                          ==========       =========      =========
CLASS D
Beginning Balance......................................      292,678         135,392              0
                                                          ----------       ---------      ---------
Shares Sold............................................      154,004         579,982        400,749
Shares issued in reinvestment of net investment income
  and capital gain distributions.......................      104,039          24,782          2,786
Shares redeemed........................................      (75,471)        (28,316)       (10,728)
                                                          ----------       ---------      ---------
Net increase/(decrease) in shares......................      182,572         576,448        392,807
                                                          ----------       ---------      ---------
Ending Balance.........................................      475,250         711,840        392,807
                                                          ==========       =========      =========

(a) For the period from May 7, 1997 (commencement of operations) through March 31, 1998.

     6. MULTIPLE MANAGER STRATEGY. The Adviser uses the Multiple Manager Strategy for certain of the Funds from time to time. Under this strategy, the Adviser allocates portions of a Fund's assets among multiple specialist Managers with dissimilar investment styles and security selection disciplines. The Adviser monitors the performance of both the total Fund portfolio and of each Manager. The Adviser will reallocate Fund assets among individual Managers or recommend to the Company that it employ or terminate particular Managers to the extent the Adviser deems appropriate to achieve the overall objectives of the particular Fund.

     Effective September 30, 1998, the Income Fund's sole Manager is Cincinnati Asset Management, Inc. Llama Asset Management Company, L.P. and Murray Johnstone International Limited are no longer Managers for the Income Fund. Effective July 17, 1998, the International Equity Fund's sole Manager is Murray Johnstone International Limited, Globeflex Capital, L.P. is no longer a Manager for the International Equity Fund.

          The Managers are as follows:

        ESC Strategic Income Fund -- Cincinnati Asset Management, Inc.

        ESC Strategic International Equity Fund -- Murray Johnstone
           International Limited.

        ESC Strategic Small Cap Fund -- Equitable Asset Management, Inc.

        ESC Strategic Appreciation Fund -- GlobeFlex Capital, L.P.; Brandes
           Investment Partners, L.P., and Atlantic Capital Management, LLC.

        ESC Strategic Growth Fund -- Equitable Asset Management, Inc.

        ESC Strategic Value Fund -- Equitable Asset Management, Inc. Equitable
           Asset Management, Inc. is an affiliate of the Adviser.

ESC STRATEGIC FUNDS, INC.
Financial Highlights

                                                                   INCOME FUND
                              --------------------------------------------------------------------------------------
                                                                     CLASS A
                              --------------------------------------------------------------------------------------
                                                                                                       MAY 4, 1994
                                                                                                      (COMMENCEMENT)
                                                                                                      OF OPERATIONS)
                               SIX MONTHS ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED        THROUGH
                              SEPTEMBER 30, 1998   MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1996   MARCH 31, 1995
                              ------------------   --------------   --------------   --------------   --------------
                                 (UNAUDITED)
Net asset value per share,
  beginning of period.......       $  9.99            $  9.73          $  9.89          $  9.94          $ 10.00
                                   -------            -------          -------          -------          -------
Income from Investment
  Operations
  Net investment
    income/(loss)...........          0.23               0.34             0.60             0.59             0.55
  Net realized and
    unrealized
    gains/(losses) on
    investments.............          0.01               0.44            (0.16)            0.16            (0.05)
                                   -------            -------          -------          -------          -------
Total from investment
  operations................          0.24               0.78             0.44             0.75             0.50
                                   -------            -------          -------          -------          -------
Less Dividends and
  Distributions:
  From net investment
    income..................         (0.24)             (0.52)           (0.60)           (0.59)           (0.01)
  From realized gains.......            --                 --               --            (0.21)           (0.55)
                                   -------            -------          -------          -------          -------
Total Dividends and
  Distributions.............         (0.24)             (0.52)           (0.60)           (0.80)           (0.56)
                                   -------            -------          -------          -------          -------
  Net asset value per share,
    end of period...........       $  9.99            $  9.99          $  9.73          $  9.89          $  9.94
                                   =======            =======          =======          =======          =======
  Total Return (excludes
    sales charge)...........          2.42%(a)           8.18%            3.91%            7.67%            5.30%
Ratios/Supplemental Data:
  Net Assets End of Period
    (in thousands)..........       $21,858            $24,413          $32,506          $36,891          $32,373
  Ratios to Average Net
    Assets of:
    Net investment income/
      (loss)................          4.78%              5.27%            5.49%            5.87%            6.29%*
    Expenses net of
      waivers/reimbursements
      and expenses paid by
      third parties.........          1.95%              1.87%            1.65%            1.70%            1.85%*
    Expenses before
      waivers/reimbursements
      and expenses paid by
      third parties.........          1.99%              1.87%            1.70%            1.75%            1.86%*
    Portfolio Turnover
      Rate**................            65%               130%             123%             138%              92%

(a) Not Annualized.
*   Annualized.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                   INCOME FUND
                              --------------------------------------------------------------------------------------
                                                                     CLASS D
                              --------------------------------------------------------------------------------------
                                                                                                       MAY 4, 1994
                                                                                                      (COMMENCEMENT)
                                                                                                      OF OPERATIONS)
                               SIX MONTHS ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED        THROUGH
                              SEPTEMBER 30, 1998   MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1996   MARCH 31, 1995
                              ------------------   --------------   --------------   --------------   --------------
                                 (UNAUDITED)
Net asset value per share,
  beginning of period.......        $9.99              $9.73            $ 9.89           $ 9.94           $10.00
                                    -----              -----            ------           ------           ------
Income from Investment
  Operations
  Net investment
    income/(loss)...........         0.20               0.28              0.50             0.54             0.50
  Net realized and
    unrealized
    gains/(losses) on
    investments.............         0.01               0.45             (0.16)            0.16            (0.05)
                                    -----              -----            ------           ------           ------
Total from investment
  operations................         0.21               0.73              0.34             0.70             0.45
                                    -----              -----            ------           ------           ------
Less Dividends and
  Distributions:
  From net investment
    income..................        (0.21)             (0.47)            (0.50)           (0.54)           (0.01)
  From realized gains.......           --                 --                --            (0.21)           (0.50)
                                    -----              -----            ------           ------           ------
Total Dividends and
  Distributions.............        (0.21)             (0.47)            (0.50)           (0.75)           (0.51)
                                    -----              -----            ------           ------           ------
  Net asset value per share,
    end of period...........        $9.99              $9.99            $ 9.73           $ 9.89           $ 9.94
                                    =====              =====            ======           ======           ======
  Total Return (excludes
    sales charge)...........         2.17%(a)           7.64%             3.39%            7.11%            4.74%
Ratios/Supplemental Data:
  Net Assets End of Period
    (in thousands)..........        $ 679              $ 823            $1,420           $1,446           $1,241
  Ratios to Average Net
    Assets of:
    Net investment income/
      (loss)................         4.31%              4.77%             4.99%            5.37%            5.73%*
    Expenses net of
      waivers/reimbursements
      and expenses paid by
      third parties.........         2.46%              2.37%             2.15%            2.20%            2.29%*
    Expenses before
      waivers/reimbursements
      and expenses paid by
      third parties.........         2.50%              2.37%             2.21%            2.25%            2.31%*
    Portfolio Turnover
      Rate**................           65%               130%              123%             138%              92%

(a) Not Annualized.
*   Annualized.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                             INTERNATIONAL EQUITY FUND
                               --------------------------------------------------------------------------------------
                                                                      CLASS A
                               --------------------------------------------------------------------------------------
                                                                                                        MAY 12, 1994
                                                                                                       (COMMENCEMENT
                                                                                                       OF OPERATIONS)
                                SIX MONTHS ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED        THROUGH
                               SEPTEMBER 30, 1998   MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1996   MARCH 31, 1995
                               ------------------   --------------   --------------   --------------   --------------
                                  (UNAUDITED)
Net asset value per share,
  beginning of period........        $12.06            $ 11.66          $ 11.08          $  9.90           $10.00
                                     ------            -------          -------          -------           ------
Income from Investment
  Operations
  Net investment
    income/(loss)............         (0.03)                --            (0.04)           (0.04)           (0.05)
  Net realized and unrealized
    gains/(losses) on
    investments..............         (2.53)              2.37             0.97             1.46            (0.03)
                                     ------            -------          -------          -------           ------
Total from investment
  operations.................         (2.56)              2.37             0.93             1.42            (0.08)
                                     ------            -------          -------          -------           ------
Less Dividends and
  Distributions:
  From realized gains........            --              (1.97)           (0.35)           (0.24)           (0.02)(b)
                                     ------            -------          -------          -------           ------
Total Dividends and
  Distributions..............            --              (1.97)           (0.35)           (0.24)           (0.02)
                                     ------            -------          -------          -------           ------
  Net asset value per share,
    end of period............        $ 9.50            $ 12.06          $ 11.66          $ 11.08           $ 9.90
                                     ======            =======          =======          =======           ======
  Total Return (excludes
    sales charge)............        (21.23%)(a)         22.24%            8.44%           14.41%           (0.84%)
Ratios/Supplemental Data:
  Net Assets End of Period
    (in thousands)...........        $9,391            $13,286          $18,282          $14,597           $9,213
  Ratios to Average Net
    Assets of:
    Net investment income/
      (loss).................         (0.30%)            (0.50%)          (0.40%)          (0.36%)          (0.65%)*
    Expenses net of waivers/
      reimbursements and
      expenses paid by third
      parties................          2.41%              2.48%            2.25%            2.37%            2.50%*
    Expenses before waivers/
      reimbursements and
      expenses paid by third
      parties................          2.44%              2.48%            2.25%            2.43%            3.22%*
    Portfolio Turnover
      Rate**.................            90%                79%              94%              92%              76%

(a) Not Annualized.
(b) Represents distribution in excess of net investment income.
  * Annualized.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                             INTERNATIONAL EQUITY FUND
                               --------------------------------------------------------------------------------------
                                                                      CLASS D
                               --------------------------------------------------------------------------------------
                                                                                                        MAY 12, 1994
                                                                                                       (COMMENCEMENT
                                                                                                       OF OPERATIONS)
                                SIX MONTHS ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED        THROUGH
                               SEPTEMBER 30, 1998   MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1996   MARCH 31, 1995
                               ------------------   --------------   --------------   --------------   --------------
                                  (UNAUDITED)
Net asset value per share,
  beginning of period........       $ 11.81            $ 11.47          $ 10.95          $  9.82           $10.00
                                    -------            -------          -------          -------           ------
Income from Investment
  Operations
  Net investment
    income/(loss)............         (0.02)             (0.13)           (0.10)           (0.09)           (0.07)
  Net realized and unrealized
    gains/(losses) on
    investments..............         (2.50)              2.44             0.97             1.46            (0.10)
                                    -------            -------          -------          -------           ------
Total from investment
  operations.................         (2.52)              2.31             0.87             1.37            (0.17)
                                    -------            -------          -------          -------           ------
Less Dividends and
  Distributions:
  From realized gains........            --              (1.97)           (0.35)           (0.24)           (0.01)(b)
                                    -------            -------          -------          -------           ------
Total Dividends and
  Distributions..............            --              (1.97)           (0.35)           (0.24)           (0.01)
                                    -------            -------          -------          -------           ------
  Net asset value per share,
    end of period............       $  9.29            $ 11.81          $ 11.47          $ 10.95           $ 9.82
                                    =======            =======          =======          =======           ======
  Total Return (excludes
    sales charge)............        (21.34%)(a)         22.09%            7.99%           14.01%           (1.72%)
Ratios/Supplemental Data:
  Net Assets End of Period
    (in thousands)...........       $ 2,043            $ 2,776          $ 4,204          $ 3,725           $3,322
  Ratios to Average Net
    Assets of:
    Net investment income/
      (loss).................         (0.81%)            (1.00%)          (0.90%)          (0.83%)          (1.51%)*
    Expenses net of waivers/
      reimbursements and
      expenses paid by third
      parties................          2.92%              2.98%            2.78%            2.87%            2.98%*
    Expenses before waivers/
      reimbursements and
      expenses paid by third
      parties................          2.95%              2.98%            2.79%            2.96%            3.69%*
    Portfolio Turnover
      Rate**.................            90%                79%              94%              92%              76%

(a) Not Annualized.
(b) Represents distribution in excess of net investment income.
  * Annualized.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                   SMALL CAP FUND
                               --------------------------------------------------------------------------------------
                                                                      CLASS A
                               --------------------------------------------------------------------------------------
                                                                                                        JUNE 8, 1994
                                                                                                       (COMMENCEMENT)
                                                                                                       OF OPERATIONS)
                                SIX MONTHS ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED        THROUGH
                               SEPTEMBER 30, 1998   MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1996   MARCH 31, 1995
                               ------------------   --------------   --------------   --------------   --------------
                                  (UNAUDITED)
Net asset value per share,
  beginning of period........       $ 22.81            $  17.55         $ 15.88          $ 11.25           $10.00
                                    -------            --------         -------          -------           ------
Income from Investment
  Operations
  Net investment
    income/(loss)............         (0.06)               0.02           (0.05)           (0.08)           (0.03)
  Net realized and unrealized
    gains/(losses) on
    investments..............         (7.18)               6.97            2.46             5.19             1.52
                                    -------            --------         -------          -------           ------
Total from investment
  operations.................         (7.24)               6.99            2.41             5.11             1.49
                                    -------            --------         -------          -------           ------
Less Dividends and
  Distributions:
  From net investment
    income...................            --                  --              --               --            (0.24)
  From realized gains........            --               (1.73)          (0.74)           (0.48)              --
                                    -------            --------         -------          -------           ------
Total Dividends and
  Distributions..............            --               (1.73)          (0.74)           (0.48)           (0.24)
                                    -------            --------         -------          -------           ------
  Net asset value per share,
    end of period............       $ 15.57            $  22.81         $ 17.55          $ 15.88           $11.25
                                    =======            ========         =======          =======           ======
  Total Return (excludes
    sales charge)............        (31.74%)(a)          40.64%          14.99%           45.88%           15.03%
Ratios/Supplemental Data:
  Net Assets End of Period
    (in thousands)...........       $83,142            $126,857         $72,488          $28,840           $8,785
  Ratios to Average Net
    Assets of:
    Net investment income/
      (loss).................         (0.48%)             (0.18%)         (0.44%)          (0.80%)          (0.43%)*
    Expenses net of waivers/
      reimbursements and
      expenses paid by third
      parties................          1.75%               1.65%           1.66%            2.00%            2.00%*
    Expenses before waivers/
      reimbursements and
      expenses paid by third
      parties................          1.75%               1.68%           1.74%            2.18%            3.28%*
    Portfolio turnover
      rate**.................            24%                 67%             65%             102%             151%

(a) Not Annualized.
*   Annualized.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                   SMALL CAP FUND
                               --------------------------------------------------------------------------------------
                                                                      CLASS D
                               --------------------------------------------------------------------------------------
                                                                                                        JUNE 8, 1994
                                                                                                       (COMMENCEMENT)
                                                                                                       OF OPERATIONS)
                                SIX MONTHS ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED        THROUGH
                               SEPTEMBER 30, 1998   MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1996   MARCH 31, 1995
                               ------------------   --------------   --------------   --------------   --------------
                                  (UNAUDITED)
Net asset value per share,
  beginning of period........         22.50            $ 17.35          $ 15.76           $11.22           $10.00
                                    -------            -------          -------           ------           ------
Income from Investment
  Operations
  Net investment
    income/(loss)............         (0.06)             (0.07)           (0.11)           (0.16)           (0.05)
  Net realized and unrealized
    gains/(losses) on
    investments..............         (7.13)              6.95             2.44             5.18             1.51
                                    -------            -------          -------           ------           ------
Total from investment
  operations.................         (7.19)              6.88             2.33             5.02             1.46
                                    -------            -------          -------           ------           ------
Less Dividends and
  Distributions:
  From net investment
    income...................            --                 --               --               --            (0.24)
  From realized gains........            --              (1.73)           (0.74)           (0.48)              --
                                    -------            -------          -------           ------           ------
Total Dividends and
  Distributions..............            --              (1.73)           (0.74)           (0.48)           (0.24)
                                    -------            -------          -------           ------           ------
  Net asset value per share,
    end of period............       $ 15.31            $ 22.50          $ 17.35           $15.76           $11.22
                                    =======            =======          =======           ======           ======
  Total Return (excludes
    sales charge)............        (31.96%)(a)         40.47%           14.59%           45.19%           14.72%
Ratios/Supplemental Data:
  Net Assets End of Period
    (in thousands)...........       $24,133            $38,274          $22,392           $8,897           $3,367
  Ratios to Average Net
    Assets of:
    Net investment income/
      (loss).................         (0.99%)            (0.68%)          (0.96%)          (1.30%)          (0.93%)*
    Expenses net of waivers/
      reimbursements and
      expenses paid by third
      parties................          2.26%              2.15%            2.19%            2.50%            2.50%*
    Expenses before waivers/
      reimbursements and
      expenses paid by third
      parties................          2.26%              2.18%            2.29%            2.74%            3.68%*
    Portfolio turnover
      rate**.................            24%                67%              65%             102%             151%

(a) Not Annualized.
*   Annualized.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                APPRECIATION FUND
                              --------------------------------------------------------------------------------------
                                                                     CLASS A
                              --------------------------------------------------------------------------------------
                                                                                                       JULY 6, 1994
                                                                                                      (COMMENCEMENT)
                                                                                                      OF OPERATIONS)
                               SIX MONTHS ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED        THROUGH
                              SEPTEMBER 30, 1998   MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1996   MARCH 31, 1995
                              ------------------   --------------   --------------   --------------   --------------
                                 (UNAUDITED)
Net asset value per share,
  beginning of period.......       $ 15.80            $ 14.03          $ 13.02          $ 10.67          $ 10.00
                                   -------            -------          -------          -------          -------
Income from Investment
  Operations
  Net investment
    income/(loss)...........         (0.03)              0.02            (0.04)           (0.05)              --
  Net realized and
    unrealized
    gains/(losses) on
    investments.............         (4.03)              6.02             1.92             2.71             0.73
                                   -------            -------          -------          -------          -------
Total from investment
  operations................         (4.06)              6.04             1.88             2.66             0.73
                                   -------            -------          -------          -------          -------
Less Dividends and
  Distributions:
  From realized gains.......            --              (4.27)           (0.87)           (0.31)           (0.06)
                                   -------            -------          -------          -------          -------
Total Dividends and
  Distributions.............            --              (4.27)           (0.87)           (0.31)           (0.06)
                                   -------            -------          -------          -------          -------
  Net asset value per share,
    end of period...........       $ 11.74            $ 15.80          $ 14.03          $ 13.02          $ 10.67
                                   =======            =======          =======          =======          =======
  Total Return (excludes
    sales charge)...........        (25.70%)(a)         46.73%           14.25%           25.07%            7.32%
Ratios/Supplemental Data:
  Net Assets End of Period
    (in thousands)..........       $23,237            $33,394          $44,767          $25,561          $15,126
  Ratios to Average Net
    Assets of:
  Net investment
    income/(loss)...........         (0.31%)            (0.40%)          (0.30%)          (0.39%)          (0.04%)*
    Expenses net of
      waivers/reimbursements
      and expenses paid by
      third parties.........          1.91%              1.80%            1.82%            2.00%            2.00%*
    Expenses before
      waivers/reimbursements
      and expenses paid by
      third parties.........          1.92%              1.80%            1.84%            2.10%            2.88%*
    Portfolio turnover
      rate**................            44%                67%              71%              78%              58%

(a) Not Annualized.
  * Annualized.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                APPRECIATION FUND
                              --------------------------------------------------------------------------------------
                                                                     CLASS D
                              --------------------------------------------------------------------------------------
                                                                                                       JULY 6, 1994
                                                                                                      (COMMENCEMENT)
                                                                                                      OF OPERATIONS)
                               SIX MONTHS ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED        THROUGH
                              SEPTEMBER 30, 1998   MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1996   MARCH 31, 1995
                              ------------------   --------------   --------------   --------------   --------------
                                 (UNAUDITED)
Net asset value per share,
  beginning of period.......       $ 15.54            $ 13.85          $ 12.91          $ 10.63          $ 10.00
                                   -------            -------          -------          -------          -------
Income from Investment
  Operations
  Net investment
    income/(loss)...........         (0.03)             (0.08)           (0.08)           (0.09)           (0.03)
  Net realized and
    unrealized
    gains/(losses) on
    investments.............         (3.99)              6.04             1.89             2.68             0.72
                                   -------            -------          -------          -------          -------
Total from investment
  operations................         (4.02)              5.96             1.81             2.59             0.69
                                   -------            -------          -------          -------          -------
Less Dividends and
  Distributions:
  From realized gains.......            --              (4.27)           (0.87)           (0.31)           (0.06)
                                   -------            -------          -------          -------          -------
Total Dividends and
  Distributions.............            --              (4.27)           (0.87)           (0.31)           (0.06)
                                   -------            -------          -------          -------          -------
  Net asset value per share,
    end of period...........       $ 11.52            $ 15.54          $ 13.85          $ 12.91          $ 10.63
                                   =======            =======          =======          =======          =======
  Total Return (excludes
    sales charge)...........        (25.87%)(a)         46.76%           13.81%           24.50%            6.92%
Ratios/Supplemental Data:
  Net Assets End of Period
    (in thousands)..........       $ 5,566            $ 7,384          $ 4,054          $ 2,482          $ 1,693
  Ratios to Average Net
    Assets of:
  Net investment
    income/(loss)...........         (0.83%)            (0.90%)          (0.78%)          (0.86%)          (0.56%)*
    Expenses net of
      waivers/reimbursements
      and expenses paid by
      third parties.........          2.42%              2.30%            2.34%            2.50%            2.50%*
    Expenses before
      waivers/reimbursements
      and expenses paid by
      third parties.........          2.43%              2.30%            2.36%            2.64%            3.40%*
    Portfolio turnover
      rate**................            44%                67%              71%              78%              58%

(a) Not Annualized.
  * Annualized.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                               GROWTH FUND
                        ------------------------------------------------------------------------------------------
                                          CLASS A                                        CLASS D
                        --------------------------------------------   -------------------------------------------
                                                       JANUARY 28,                                   JANUARY 28,
                                                           1997                                          1997
                                                      (COMMENCEMENT)                                (COMMENCEMENT)
                         SIX MONTHS        YEAR       OF OPERATIONS)    SIX MONTHS        YEAR      OF OPERATIONS)
                            ENDED          ENDED         THROUGH           ENDED          ENDED        THROUGH
                        SEPTEMBER 30,    MARCH 31,      MARCH 31,      SEPTEMBER 30,    MARCH 31,     MARCH 31,
                            1998           1998            1997            1998           1998           1997
                        -------------    ---------    --------------   -------------    ---------   --------------
                         (UNAUDITED)                                    (UNAUDITED)
Net asset value per
  share, beginning of
  period..............     $ 13.68        $  9.64        $ 10.00          $ 13.61        $  9.63       $ 10.00
                           -------        -------        -------          -------        -------       -------
Income from Investment
  Operations
  Net investment
    income/(loss).....       (0.04)          0.01             --            (0.05)         (0.03)           --
  Net realized and
    unrealized
    gains/(losses) on
    investments.......       (4.35)          4.65          (0.36)           (4.34)          4.63         (0.37)
                           -------        -------        -------          -------        -------       -------
Total from investment
  operations..........       (4.39)          4.66          (0.36)           (4.39)          4.60         (0.37)
                           -------        -------        -------          -------        -------       -------
Less Dividends and
  Distributions:
  From net investment
    income............          --          (0.36)            --               --          (0.36)           --
  From realized
    gains.............          --          (0.26)            --               --          (0.26)           --
                           -------        -------        -------          -------        -------       -------
Total Dividends and
  Distributions.......          --          (0.62)            --               --          (0.62)           --
                           -------        -------        -------          -------        -------       -------
  Net asset value per
    share, end of
    period............     $  9.29        $ 13.68        $  9.64             9.22        $ 13.61       $  9.63
                           =======        =======        =======          =======        =======       =======
  Total Return
    (excludes sales
    charge)...........      (32.09%)(a)     48.92%         (3.60%)         (32.26%)(a)     48.33%        (3.70%)
Ratios/Supplemental
  Data:
  Net Assets End of
    Period (in
    thousands)........     $18,956        $19,942        $ 2,852          $ 7,904        $ 9,689       $ 1,304
  Ratios to Average
    Net Assets of:
    Net investment
      income/(loss)...       (0.65%)        (0.36%)         0.25%*          (1.17%)        (0.86%)       (0.23%)*
    Expenses net of
waivers/reimbursements
      and expenses
      paid by third
      parties.........        2.00%          1.62%          2.00%*           2.50%          2.12%         2.50%*
    Expenses before
waivers/reimbursements
      and expenses
      paid by third
      parties.........        2.18%          2.45%          5.51%*           2.69%          2.95%         6.91%*
    Portfolio turnover
      rate**..........          31%            86%            14%              31%            86%           14%

(a) Not Annualized.
  * Annualized.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                   VALUE FUND
                                   --------------------------------------------------------------------------
                                                 CLASS A                                CLASS D
                                   -----------------------------------    -----------------------------------
                                                         MAY 7, 1997                            MAY 7, 1997
                                                        (COMMENCEMENT)                         (COMMENCEMENT)
                                                        OF OPERATIONS)                         OF OPERATIONS)
                                    SIX MONTHS ENDED       THROUGH         SIX MONTHS ENDED       THROUGH
                                   SEPTEMBER 30, 1998   MARCH 31, 1998    SEPTEMBER 30, 1998   MARCH 31, 1998
                                   ------------------   --------------    ------------------   --------------
                                      (UNAUDITED)                            (UNAUDITED)
Net asset value per share,
  beginning of period............       $ 11.51            $ 10.00             $ 11.47            $ 10.00
                                        -------            -------             -------            -------
Income from Investment Operations
  Net investment income..........            --               0.04               (0.01)              0.01
  Net realized and unrealized
    gains on investments.........         (2.93)              1.60               (2.94)              1.58
                                        -------            -------             -------            -------
Total from investment
  operations.....................         (2.93)              1.64               (2.95)              1.59
                                        -------            -------             -------            -------
Less Dividends and Distributions:
  From net investment income.....         (0.03)             (0.03)              (0.02)             (0.02)
  From realized gains............            --              (0.10)                 --              (0.10)
                                        -------            -------             -------            -------
  Total Dividends and
    Distributions................         (0.03)             (0.13)              (0.02)             (0.12)
                                        -------            -------             -------            -------
  Net asset value per share, end
    of period....................       $  8.55            $ 11.51             $  8.50            $ 11.47
                                        =======            =======             =======            =======
  Total Return (excludes sales
    charge)......................        (25.72%)(a)         16.47%             (25.89%)(a)         15.95%
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands)...................       $ 9,658            $13,804             $ 3,083            $ 4,505
  Ratios to Average Net Assets
    of:
  Net investment income/(loss)...         (0.43%)             0.42%*             (0.94%)            (0.13%)*
    Expenses net of
      waivers/reimbursements and
      expenses paid by third
      parties....................          2.00%              1.56%*              2.50%              2.06%*
    Expenses before
      waivers/reimbursements and
      expenses paid by third
      parties....................          2.56%              2.31%*              3.06%              2.81%*
    Portfolio turnover rate**....            42%                32%                 42%                32%

(a) Not Annualized.
  * Annualized.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                          [ESC STRATEGIC FUNDS LOGO]

                           ESC STRATEGIC FUNDS, INC.
                                P.O. BOX 182487
                           COLUMBUS, OHIO 43218-2487
                        GENERAL AND ACCOUNT INFORMATION:
                              (800) 261-FUND(3863)

INVESTMENT ADVISER
---------------------

SunTrust Equitable Securities Corporation
800 Nashville City Center
Nashville, Tennessee 37219-1743

ADMINISTRATOR AND DISTRIBUTOR
---------------------------------

BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

COUNSEL
--------

Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT ACCOUNTANTS
---------------------------

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

12/98



       [ESC STRATEGIC FUNDS LOGO]

ESC Strategic INCOME Fund
ESC Strategic INTERNATIONAL EQUITY Fund
ESC Strategic SMALL CAP Fund
ESC Strategic APPRECIATION Fund
ESC Strategic GROWTH Fund
ESC Strategic VALUE Fund

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)